UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES
Investment Company Act file number 811-6332
Rochester Portfolio Series
(Exact name of registrant as specified in charter)
6803 South Tucson Way, Centennial, Colorado 80112-3924
(Address of principal executive offices) (Zip code)
Robert G. Zack, Esq.
OppenheimerFunds, Inc.
Two World Financial Center, New York, New York 10281-1008
(Name and address of agent for service)
Registrant’s telephone number, including area code: (303) 768-3200
Date of fiscal year end: December 31
Date of reporting period: 06/30/2011

Item 1. Reports to Stockholders.

June 30, 2011

Limited Term New York Municipal Fund

Management Commentary and Semiannual Report

MANAGEMENT COMMENTARY

An Interview with Your Fund's Portfolio Managers

SEMIANNUAL REPORT

Listing of Top Holdings

Financial Statements

OppenheimerFunds®
The Right Way to Invest

MANAGE MENT COMMENTARY An Interview with Your Fund’s Portfolio Managers SE MIANNUAL REPORT Listing of Top Holdings Financial Statements “If you’re looking for guidance about current market conditions and fixed-income strategies, it seems likely that portfolio managers with a long and focused track record in municipal bond investing would have sharper insights than any new media personality.” Dan Loughran, Senior Vice President, Senior Portfolio Manager and Team Leader, OppenheimerFunds/Rochester

TOP HOLDINGS AND ALLOCATIONS

Top Ten Categories

Tobacco-Master Settlement Agreement	16.7%
Hospital/Healthcare	12.5
Government Appropriation	9.2
Marine/Aviation Facilities	8.1
Highways/Commuter Facilities	7.5
General Obligation	6.8
Electric Utilities	5.7
Education	3.9
Water Utilities	3.2
Sales Tax Revenue	3.1
Portfolio holdings are subject to change. Percentages are as of June 30, 2011, and are based on total assets.
Credit Allocation

Credit Rating	NRSRO Only
Breakdown	Total

AAA	3.3%
AA	24.5
A	24.7
BBB	37.1
BB and lower	1.2
Unrated	9.2

Total	100.0%
The percentages above are based on the market value of the Fund’s securities as of June 30, 2011, and are subject to change. All securities except for those labeled “unrated” have been rated by at least one Nationally Recognized Statistical Rating Organization (“NRSRO”), such as Standard & Poor’s (“S&P”). For securities rated only by an NRSRO other than S&P, OppenheimerFunds, Inc. (the “Manager”) converts that rating to the equivalent S&P rating. If two or more NRSROs have assigned a rating to a security, the highest rating is used. Unrated securities do not necessarily indicate low credit quality.
For the purposes of this Credit Allocation table, “investment-grade” securities are securities rated within the NRSROs’ four highest rating categories, which include AAA, AA, A and BBB. Securities not rated by an NRSRO may or may not be equivalent of investment grade. For further details, please consult the Fund’s prospectus or Statement of Additional Information.
2 | LIMITED TERM NEW YORK MUNICIPAL FUND

NOTES
Total returns include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. Cumulative total returns are not annualized. The Fund’s total returns shown do not reflect the deduction of income taxes on an individual’s investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares.
This semiannual report must be preceded or accompanied by the current prospectus of Limited Term New York Municipal Fund. Before investing in any of the Oppenheimer funds, investors should carefully consider a fund’s investment objectives, risks, charges and expenses. Fund prospectuses and, if available, summary prospectuses contain this and other information about the funds. For more information, ask your financial advisor, call us at 1.800.525.7048, or visit our website at oppenheimerfunds.com. Read prospectuses and, if available, summary prospectuses carefully before investing.
The Fund’s investment strategy and focus can change over time. The mention of specific fund holdings does not constitute a recommendation by OppenheimerFunds, Inc.
Class A shares of the Fund were first publicly offered on 9/18/91. Unless otherwise noted, Class A returns include the current maximum initial sales charge of 3.50%.
Class B shares of the Fund were first publicly offered on 5/1/97. Unless otherwise noted, Class B returns include the applicable contingent deferred sales charge of 4% (1-year) and 1% (5-year). Because Class B shares convert to Class A shares 72 months after purchase, the 10-year return for Class B shares uses Class A performance for the period after conversion. Class B shares are subject to an annual 0.75% asset-based sales charge.
Class C shares of the Fund were first publicly offered on 5/1/97. Unless otherwise noted, Class C returns include the contingent deferred sales charge of 1% for the 1-year period. Class C shares are subject to an annual 0.75% asset-based sales charge.
Class Y shares of the Fund were first publicly offered on 3/30/11. Class Y shares are offered only to fee-based clients of dealers that have a special agreement with the Distributor, to certain institutional investors under a special agreement with the Distributor, and to present or former officers, directors, trustees or employees (and their eligible family members) of the Fund, the Manager, its affiliates, its parent company and the subsidiaries of its parent company, and retirement plans established for the benefit of such individuals. There is no sales charge for Class Y shares.
An explanation of the calculation of performance is in the Fund’s Statement of Additional Information.
3 | LIMITED TERM NEW YORK MUNICIPAL FUND

FUND EXPENSES
Fund Expenses. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended June 30, 2011.
Actual Expenses. The first section of the table provides information about actual account values and actual expenses. You may use the information in this section for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes. The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio for each class of shares, and an assumed rate of return of 5% per year for each class before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads), or a $12.00 fee imposed annually on accounts valued at less than $500.00 (subject to exceptions described in the Statement of Additional Information). Therefore, the “hypothetical” section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
4 | LIMITED TERM NEW YORK MUNICIPAL FUND

FUND EXPENSES Continued

	Beginning	Ending	Expenses
	Account	Account	Paid During
	Value	Value	6 Months Ended
Actual	January 1, 2011	June 30, 2011	June 30, 2011[1,2]

Class A	$1,000.00	$1,030.10	$3.83
Class B	1,000.00	1,025.70	8.22
Class C	1,000.00	1,026.20	7.72
Class Y	1,000.00	1,031.00	1.29

Hypothetical (5% return before expenses)
Class A	1,000.00	1,021.03	3.82
Class B	1,000.00	1,016.71	8.18
Class C	1,000.00	1,017.21	7.68
Class Y	1,000.00	1,022.32	2.51

1.	Actual expenses paid for Classes A, B and C are equal to the Fund’s annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Actual expenses paid for Class Y are equal to the Fund’s annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 93/365 to reflect the period from March 30, 2011 (inception of offering) to June 30, 2011.

2.	Hypothetical expenses paid for all classes are equal to the Fund’s annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
Those annualized expense ratios based on the 6-month period ended June 30, 2011 for Classes A, B and C and for the period from March 30, 2011 (inception of offering) to June 30, 2011 for Class Y are as follows:

Class	Expense Ratios

Class A	0.76%
Class B	1.63
Class C	1.53
Class Y	0.50
The “Financial Highlights” tables in the Fund’s financial statements, included in this report, also show the gross expense ratios, without such waivers or reimbursements and reduction to custodian expenses, if applicable.
5 | LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS June 30, 2011 / Unaudited

Principal				Effective
Amount		Coupon	Maturity	Maturity*		Value

Municipal Bonds and Notes—103.8%
New York—74.5%
$2,100,000	Albany County, NY IDA (Albany College of Pharmacy)[1]	5.250%	12/01/2019	12/01/2014	A	$2,134,692
110,000	Albany, NY Hsg. Authority[1]	6.250	10/01/2012	07/31/2011	A	110,495
125,000	Albany, NY Hsg. Authority (Lark Drive)	5.200	12/01/2013	07/31/2011	A	126,503
260,000	Albany, NY Hsg. Authority (Lark Drive)[1]	5.400	12/01/2018	12/01/2011	A	262,818
1,365,000	Albany, NY IDA (Brighter Choice Charter School for Girls)[1]	4.500	04/01/2018	04/12/2017	B	1,291,713
1,370,000	Albany, NY IDA (Brighter Choice Charter School for Girls)[1]	4.550	04/01/2015	01/11/2014	B	1,370,384
1,875,000	Albany, NY IDA (Charitable Leadership)	5.500	07/01/2011	07/01/2011		1,874,925
8,810,000	Albany, NY IDA (Charitable Leadership)	6.000	07/01/2019	04/20/2016	B	5,607,917
2,660,000	Albany, NY IDA (Daughters of Sarah Nursing Home)[1]	5.250	10/20/2021	04/20/2012	A	2,756,478
25,000	Albany, NY IDA (Daughters of Sarah Nursing Home)[1]	5.375	10/20/2030	04/20/2012	A	25,701
955,000	Albany, NY IDA (H. Johnson Office Park)[1]	5.750	03/01/2018	03/01/2013	C	887,663
1,660,000	Albany, NY IDA (Hampton Plaza)[1]	6.250	03/15/2018	09/15/2011	A	1,676,417
3,000,000	Albany, NY IDA (St. Peter’s Hospital)[1]	5.750	11/15/2022	11/15/2017	A	3,154,410
100,000	Albany, NY Municipal Water Finance Authority	5.000	12/01/2011	07/31/2011	A	100,323
1,985,000	Albany, NY Municipal Water Finance Authority[1]	5.250	12/01/2017	07/31/2011	A	1,991,689
1,335,000	Albany, NY Municipal Water Finance Authority[1]	5.250	12/01/2018	07/31/2011	A	1,339,072
200,000	Albany, NY Municipal Water Finance Authority[1]	5.250	12/01/2019	07/31/2011	A	200,610
2,915,000	Albany, NY Municipal Water Finance Authority[1]	5.250	12/01/2020	07/31/2011	A	2,923,891
440,000	Albany, NY Municipal Water Finance Authority[1]	5.250	12/01/2021	07/31/2011	A	441,342
3,235,000	Albany, NY Municipal Water Finance Authority[1]	5.250	12/01/2022	07/31/2011	A	3,243,961
2,590,000	Albany, NY Municipal Water Finance Authority[1]	5.250	12/01/2023	08/04/2011	A	2,592,409
2,010,000	Albany, NY Parking Authority[1]	5.625	07/15/2020	07/15/2012	A	2,031,768
445,000	Albany, NY Parking Authority[1]	5.625	07/15/2025	07/15/2012	A	446,144
90,000	Allegany County, NY IDA (Alfred University)[1]	5.000	08/01/2028	02/07/2024	B	89,332
4,380,000	Allegany County, NY IDA (Houghton College)[1]	5.250	01/15/2018	07/31/2011	A	4,386,701
5,730,000	Allegany County, NY IDA (Houghton College)[1]	5.250	01/15/2024	07/31/2011	A	5,733,094
355,000	Amherst, NY IDA (Beechwood Health Care Center)[1]	4.875	01/01/2013	01/15/2012	B	351,951
490,000	Amherst, NY IDA (Faculty-Student Assoc. of SUNY at Buffalo)[1]	5.750	04/01/2016	04/01/2012	A	499,707
720,000	Amherst, NY IDA (Faculty-Student Assoc. of SUNY at Buffalo)[1]	5.750	04/01/2017	04/01/2012	A	731,945
100,000	Amherst, NY IDA (UBF Faculty-Student Hsg. Corp.)[1]	5.125	08/01/2020	08/01/2013	A	100,869
810,000	Bethlehem, NY Water System[1]	5.250	03/01/2018	03/01/2013	A	832,275
6 | LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal				Effective
Amount		Coupon	Maturity	Maturity*		Value

New York Continued
$905,000	Bethlehem, NY Water System[1]	5.375%	03/01/2020	03/01/2013	A	$921,797
500,000	Bethlehem, NY Water System[1]	5.500	03/01/2022	03/01/2013	A	507,455
245,000	Brookhaven, NY IDA (Alternatives for Children)[1]	7.000	02/01/2013	05/08/2012	B	246,909
425,000	Brookhaven, NY IDA (Dowling College)[1]	6.500	11/01/2012	05/08/2012	B	433,105
725,000	Brookhaven, NY IDA (Enecon Corp.)[1]	5.800	11/01/2018	08/13/2015	B	672,525
2,325,000	Brooklyn, NY Local Devel. Corp. (Barclays Center Arena)[1]	5.750	07/15/2017	07/15/2017		2,553,176
1,400,000	Brooklyn, NY Local Devel. Corp. (Barclays Center Arena)[1]	5.750	07/15/2018	07/15/2018		1,527,512
1,355,000	Brooklyn, NY Local Devel. Corp. (Barclays Center Arena)[1]	5.750	07/15/2019	07/15/2019		1,469,145
1,500,000	Brooklyn, NY Local Devel. Corp. (Barclays Center Arena)[1]	5.750	07/15/2020	01/15/2020	A	1,592,385
820,000	Broome County, NY COP[1]	5.250	04/01/2022	07/31/2011	A	822,681
1,350,000	Buffalo & Erie County, NY Industrial Land Devel. (Buffalo State College Foundation Hsg. Corp.)[1]	5.750	10/01/2026	04/01/2021	A	1,462,523
625,000	Bushnell Basin, NY Fire Assoc. (Volunteer Fire Dept.)[1]	5.250	11/01/2015	11/29/2013	B	604,506
50,000	Cattaraugus County, NY IDA
	(St. Bonaventure University)	5.000	09/15/2013	07/31/2011	A	50,071
500,000	Cattaraugus County, NY IDA (St. Bonaventure University)[1]	5.000	05/01/2023	07/10/2020	B	472,185
3,525,000	Cayuga County, NY COP (Auburn Memorial Hospital)[1]	6.000	01/01/2021	07/31/2011	A	3,525,776
260,000	Chautauqua County, NY Tobacco Asset Securitization Corp.[1]	6.000	07/01/2012	01/02/2012	B	259,938
1,075,000	Chautauqua County, NY Tobacco Asset Securitization Corp.[1]	6.250	07/01/2016	01/11/2015	B	1,072,313
3,795,000	Chautauqua County, NY Tobacco Asset Securitization Corp.[1]	6.500	07/01/2024	07/01/2012	A	3,800,427
18,160,000	Chautauqua County, NY Tobacco Asset Securitization Corp.[1]	6.750	07/01/2040	05/29/2034	B	16,618,216
2,365,000	Clarence, NY IDA (Bristol Village)[1]	6.000	01/20/2044	12/26/2014	A	2,421,382
4,475,000	Cortland County, NY IDA (Cortland Memorial Hospital)[1]	5.625	07/01/2024	07/01/2013	A	4,513,261
10,000	Deerfield, NY GO1	5.250	06/15/2012	06/15/2012		10,301
10,000	Deerfield, NY GO1	5.250	06/15/2013	06/15/2013		10,567
10,000	Deerfield, NY GO1	5.500	06/15/2014	06/15/2014		10,808
10,000	Deerfield, NY GO1	5.500	06/15/2015	06/15/2015		10,956
10,000	Deerfield, NY GO1	5.500	06/15/2016	06/15/2016		11,043
10,000	Deerfield, NY GO1	5.500	06/15/2017	06/15/2016	A	10,893
10,000	Deerfield, NY GO1	5.500	06/15/2018	06/15/2016	A	10,740
7 | LIMITED TERM NEW YORK MUNICIPAL FUND

Principal				Effective
Amount		Coupon	Maturity	Maturity*		Value

New York Continued
$15,000	Deerfield, NY GO1	5.500%	06/15/2019	06/15/2016	A	$15,862
15,000	Deerfield, NY GO1	5.500	06/15/2020	06/15/2016	A	15,724
5,205,000	Dutchess County, NY IDA (Marist College)[1]	5.150	07/01/2017	07/01/2012	A	5,399,979
2,500,000	East Rochester, NY Hsg. Authority (St. John’s Health Care)[1]	5.000	04/20/2027	10/20/2020	A	2,620,175
3,155,000	East Rochester, NY Hsg. Authority (Woodland Village)[1]	5.150	08/01/2016	03/22/2014	B	3,026,781
190,000	East Syracuse, NY Hsg. Authority (Bennett Manor Associates)[1]	6.700	04/01/2021	07/31/2011	A	192,244
58,670,000	Erie County, NY IDA (Buffalo City School District)[1]	5.625	05/01/2028	05/01/2014	A	60,586,749
20,335,000	Erie County, NY IDA (Buffalo City School District)[1]	5.750	05/01/2024	08/01/2011	A	20,431,795
85,000	Erie County, NY IDA (Buffalo City School District)[1]	5.750	05/01/2024	05/01/2014	A	90,969
1,550,000	Erie County, NY IDA (Buffalo City School District)[1]	5.750	05/01/2025	05/01/2014	A	1,648,735
6,500,000	Erie County, NY IDA (Buffalo City School District)[1]	5.750	05/01/2026	05/01/2014	A	6,865,495
720,000	Erie County, NY IDA (Medaille College)[1]	6.875	10/01/2013	10/12/2012	B	751,234
385,000	Erie County, NY Public Improvement District[1]	5.250	03/15/2020	03/15/2013	A	406,622
29,615,000	Erie County, NY Tobacco Asset Securitization Corp.[1]	5.000	06/01/2031	03/10/2021	B	23,141,457
9,750,000	Erie County, NY Tobacco Asset Securitization Corp.[1]	5.000	06/01/2038	11/11/2025	B	7,168,493
250,000	Essex County, NY IDA (International Paper Company)[1]	6.450	11/15/2023	11/15/2011	A	250,915
690,000	Essex County, NY IDA (North Country Community College Foundation)[1]	4.600	06/01/2015	06/01/2015		748,277
540,000	Franklin County, NY IDA (North Country Community College Foundation)[1]	4.600	06/01/2015	06/01/2015		585,608
750,000	Glen Cove, NY GO1	6.250	04/01/2024	04/01/2016	A	783,293
905,000	Glen Cove, NY GO1	6.250	04/01/2025	04/01/2016	A	941,770
1,105,000	Glen Cove, NY GO1	6.250	04/01/2026	04/01/2016	A	1,145,200
50,000	Gloversville, NY GO1	5.800	03/15/2015	09/15/2011	A	50,527
425,000	Hamilton County, NY IDA (Adirondack Historical Assoc.)[1]	5.250	11/01/2018	07/31/2011	A	425,578
75,000	Hempstead Village, NY GO1	5.000	09/15/2017	09/15/2016	A	82,636
500,000	Hempstead Village, NY GO1	5.000	07/01/2018	07/01/2014	A	525,940
75,000	Hempstead Village, NY GO1	5.000	09/15/2018	09/15/2016	A	81,441
1,195,000	Hempstead Village, NY GO1	5.000	07/01/2019	07/01/2014	A	1,245,501
75,000	Hempstead Village, NY GO1	5.000	09/15/2019	09/15/2016	A	80,185
75,000	Hempstead Village, NY GO1	5.000	09/15/2020	09/15/2016	A	79,420
75,000	Hempstead Village, NY GO1	5.000	09/15/2021	09/15/2016	A	78,656
8 | LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal				Effective
Amount		Coupon	Maturity	Maturity*		Value

New York Continued
$75,000	Hempstead Village, NY GO1	5.000%	09/15/2022	09/15/2016	A	$78,000
75,000	Hempstead Village, NY GO1	5.000	09/15/2023	09/15/2016	A	77,362
1,700,000	Hempstead, NY IDA (Adelphi University)[1]	5.750	06/01/2022	06/01/2012	A	1,784,694
2,210,000	Hempstead, NY IDA (Lynbrook Facilities)[1]	6.000	11/01/2017	01/15/2015	B	1,946,369
620,000	Hempstead, NY IDA (Peninsula Counseling Center)[1]	5.750	11/01/2018	09/03/2015	B	572,372
60,000	Herkimer County, NY GO1	5.000	09/15/2012	09/15/2011	A	62,635
40,000	Herkimer County, NY GO1	5.000	09/15/2012	09/15/2011	A	40,370
30,000	Highland Falls, NY Sewer System[1]	5.100	12/01/2011	12/01/2011		30,588
20,000	Hudson Falls, NY Central School District[1]	4.750	06/15/2019	06/15/2019		21,304
2,340,000	Islip, NY IDA (United Cerebral Palsy Assoc.)[1]	5.500	12/01/2016	07/22/2014	B	2,191,176
270,000	Islip, NY IDA (United Cerebral Palsy Assoc.)[1]	5.500	12/01/2016	08/05/2014	B	252,828
2,990,000	Islip, NY Res Rec, Series E1	5.625	07/01/2017	07/01/2014	A	3,255,936
1,175,000	Islip, NY Res Rec, Series E1	5.750	07/01/2019	07/01/2014	A	1,257,544
1,100,000	Islip, NY Res Rec, Series E1	5.750	07/01/2020	07/01/2014	A	1,168,222
1,315,000	Islip, NY Res Rec, Series E1	5.750	07/01/2021	07/01/2014	A	1,387,364
1,000,000	Islip, NY Res Rec, Series E1	5.750	07/01/2023	07/01/2014	A	1,043,920
250,000	Jamestown, NY GO1	5.000	08/01/2024	08/01/2014	A	257,855
250,000	Jamestown, NY GO1	5.000	08/01/2025	08/01/2014	A	256,743
10,000,000	L.I., NY Power Authority, Series A1	5.000	12/01/2026	06/01/2016	A	10,327,200
480,000	L.I., NY Power Authority, Series A1	6.250	04/01/2033	04/01/2019	A	533,928
2,210,000	Livingston County, NY IDA (Nicholas H. Noyes Memorial Hospital)[1]	5.875	07/01/2022	05/25/2019	B	2,046,482
1,010,000	Livingston County, NY IDA (Nicholas H. Noyes Memorial Hospital)[1]	6.000	07/01/2030	04/22/2027	B	895,082
70,000	Livonia, NY GO1	5.000	06/15/2020	06/15/2017	A	75,310
75,000	Livonia, NY GO1	5.000	06/15/2021	06/15/2017	A	80,058
80,000	Livonia, NY GO1	5.000	06/15/2022	06/15/2017	A	84,433
85,000	Livonia, NY GO1	5.000	06/15/2023	06/15/2017	A	89,057
90,000	Livonia, NY GO1	5.000	06/15/2024	06/15/2017	A	93,783
75,000	Livonia, NY GO1	5.000	06/15/2025	06/15/2017	A	77,494
35,000	Lyncourt, NY Fire District[1]	6.000	10/15/2016	10/15/2011	A	35,365
195,000	Madison County, NY IDA (Morrisville State College Foundation)[1]	5.000	06/01/2015	12/21/2013	B	196,135
2,065,000	Madison County, NY IDA (Morrisville State College Foundation)[1]	5.000	06/01/2022	08/11/2019	B	2,009,039
1,930,000	Madison County, NY IDA (Oneida Healthcare Center)[1]	5.500	02/01/2016	08/01/2011	A	1,951,963
60,000	Monroe County, NY Airport Authority (Greater Rochester International)[1]	5.750	01/01/2012	01/01/2012		61,143
5,000	Monroe County, NY GO1	5.000	06/01/2017	07/31/2011	A	5,009
105,000	Monroe County, NY GO	5.350	03/01/2012	07/31/2011	A	105,415
9 | LIMITED TERM NEW YORK MUNICIPAL FUND

Principal				Effective
Amount		Coupon	Maturity	Maturity*		Value

New York Continued
$25,000	Monroe County, NY GO1	5.750%	06/01/2015	07/31/2011	A	$25,077
410,000	Monroe County, NY IDA (Canal Ponds)	7.000	06/15/2013	12/15/2011	A	421,435
580,000	Monroe County, NY IDA (Highland Hospital of Rochester)[1]	5.000	08/01/2012	08/01/2012		601,454
1,375,000	Monroe County, NY IDA (Nazareth College of Rochester)[1]	5.250	10/01/2021	10/01/2011	A	1,393,411
750,000	Monroe County, NY IDA (Southview Towers)[1]	6.125	02/01/2020	08/01/2011	A	754,860
45,000	Monroe County, NY IDA (St. John Fisher College)[1]	5.200	06/01/2019	06/01/2013	A	45,662
205,000	Monroe County, NY IDA (Summit at Brighton)[1]	5.000	07/01/2016	02/20/2014	B	178,477
1,180,000	Monroe County, NY IDA (West End Business Center)[1]	5.125	12/01/2014	07/02/2013	B	1,075,865
9,000,000	Monroe County, NY Industrial Devel. Corp. (Unity Hospital Rochester)[1]	5.500	08/15/2023	07/20/2015	A	9,428,040
17,500,000	Monroe County, NY Industrial Devel. Corp. (Unity Hospital Rochester)[1]	5.750	08/15/2030	02/15/2021	A	19,958,750
15,000	Monroe County, NY Water Authority	5.250	08/01/2011	08/01/2011		15,062
80,000	Monroe, NY Newpower Corp.[1]	4.700	01/01/2012	10/02/2011	B	80,442
410,000	Monroe, NY Newpower Corp.[1]	4.800	01/01/2013	10/02/2012	B	417,208
7,800,000	Monroe, NY Newpower Corp.[1]	6.375	01/01/2024	01/01/2012	A	7,818,252
280,000	Mount Vernon, NY IDA (Kings Court)[1]	5.125	12/01/2023	12/01/2014	A	285,706
975,000	Mount Vernon, NY IDA (Macedonia Towers)[1]	5.125	12/01/2023	12/01/2015	A	987,100
3,475,000	Mount Vernon, NY IDA (Section 8), Series A1	5.250	12/01/2014	12/01/2011	A	3,550,442
300,000	Nassau County, NY IDA (ACDS)[1]	5.950	11/01/2022	11/01/2022		269,763
480,000	Nassau County, NY IDA (ACDS)[1]	6.000	12/01/2019	04/28/2016	B	448,051
325,000	Nassau County, NY IDA (ALIA-ACDS)[1]	7.000	11/01/2016	05/28/2013	A	326,151
185,000	Nassau County, NY IDA (ALIA-ACLD)[1]	5.750	09/01/2011	09/01/2011		184,982
475,000	Nassau County, NY IDA (ALIA-CMA)[1]	7.000	11/01/2016	05/31/2013	A	476,682
370,000	Nassau County, NY IDA (ALIA-CRR)[1]	7.000	11/01/2016	06/01/2013	A	371,310
80,000	Nassau County, NY IDA (ALIA-FREE)[1]	7.000	11/01/2016	06/17/2013	A	80,283
370,000	Nassau County, NY IDA (ALIA-HKSB)[1]	7.000	11/01/2016	06/01/2013	A	371,310
1,700,000	Nassau County, NY IDA (CSMR)[1]	5.950	11/01/2022	11/01/2022		1,528,657
1,325,000	Nassau County, NY IDA (CSMR)[1]	6.000	12/01/2019	04/19/2016	B	1,236,808
200,000	Nassau County, NY IDA (Epilepsy Foundation of L.I.)[1]	5.950	11/01/2022	11/01/2022		179,842
575,000	Nassau County, NY IDA (Epilepsy Foundation of L.I.)[1]	6.000	12/01/2019	04/16/2016	B	540,213
240,000	Nassau County, NY IDA (Hispanic Counseling Center)[1]	6.000	11/01/2017	11/01/2017		227,299
145,000	Nassau County, NY IDA (Hofstra University)[1]	5.000	07/01/2023	07/31/2011	A	145,381
13,250,000	Nassau County, NY IDA (Keyspan-Glenwood Energy Center)[1]	5.250	06/01/2027	06/01/2013	A	13,341,823
10 | LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal				Effective
Amount		Coupon	Maturity	Maturity*		Value

New York Continued
$200,000	Nassau County, NY IDA (Life’s WORCA)[1]	5.950%	11/01/2022	11/01/2022		$179,842
500,000	Nassau County, NY IDA (New York Institute of Technology)[1]	5.000	03/01/2021	03/01/2020	A	526,815
500,000	Nassau County, NY IDA (PLUS Group Home)[1]	6.150	11/01/2022	11/01/2022		457,210
95,000	Nassau County, NY IDA (United Veteran’s Beacon House)[1]	6.000	11/01/2017	11/01/2017		89,973
395,000	Nassau County, NY IDA (WORCA)[1]	6.000	12/01/2019	04/06/2016	B	368,535
110,000	Nassau County, NY IDA, Series C1	6.000	12/01/2019	05/15/2016	B	102,630
21,000,000	Nassau County, NY Tobacco Settlement Corp.[1]	5.250	06/01/2026	02/26/2022	B	18,680,970
125,000	Nassau, NY IDA (EBS North Hills LLC)[1]	7.000	11/01/2013	07/15/2012	D	134,960
75,000	Nassau, NY IDA (EBS North Hills LLC)[1]	7.000	11/01/2013	07/15/2012	D	80,976
80,000	Nassau, NY IDA (EBS North Hills LLC)[1]	7.000	11/01/2013	07/22/2012	D	86,447
80,000	Nassau, NY IDA (EBS North Hills LLC)[1]	7.000	11/01/2013	07/22/2012	D	86,447
5,655,000	New Rochelle, NY IDA (College of New Rochelle)[1]	5.500	07/01/2019	12/19/2011	A	5,706,630
1,045,000	Newburgh, NY IDA (Bourne & Kenney Redevel. Company)[1]	5.650	08/01/2020	08/01/2011	A	1,047,174
2,535,000	Newburgh, NY IDA (Bourne & Kenney Redevel. Company)[1]	5.750	02/01/2032	08/01/2011	A	2,535,380
150,000	Niagara County, NY IDA (American Ref-Fuel Company)[1]	5.550	11/15/2024	11/15/2011	A	152,172
12,690,000	Niagara County, NY IDA (Niagara Falls Memorial Medical Center)[1]	5.500	11/01/2035	07/26/2026	B	10,517,472
1,000,000	Niagara County, NY IDA (Niagara Falls Memorial Medical Center)	5.750	06/01/2018	08/22/2015	B	963,090
7,750,000	Niagara County, NY IDA (Solid Waste Disposal)[1]	5.450	11/15/2026	11/15/2011	A	7,865,398
9,535,000	Niagara County, NY IDA (Solid Waste Disposal)[1]	5.550	11/15/2024	11/15/2011	A	9,671,255
12,450,000	Niagara County, NY IDA (Solid Waste Disposal)[1]	5.625	11/15/2024	11/15/2011	A	12,635,007
90,000	Niagara County, NY Tobacco Asset Securitization Corp.[1]	5.500	05/15/2020	05/15/2012	B	86,632
1,175,000	Niagara County, NY Tobacco Asset Securitization Corp.[1]	5.875	05/15/2022	05/15/2015	B	1,149,550
1,105,000	Niagara County, NY Tobacco Asset Securitization Corp.[1]	6.250	05/15/2034	06/24/2031	B	1,016,324
945,000	Niagara County, NY Tobacco Asset Securitization Corp.[1]	6.250	05/15/2040	05/27/2037	B	851,105
11,995,000	Niagara County, NY Tobacco Asset Securitization Corp.	6.750	05/15/2029	03/17/2026	B	11,987,563
20,000	Niagara County, NY Tobacco Asset Securitization Corp. (TASC)[1]	5.750	05/15/2021	05/15/2013	B	19,557
1,000,000	Niagara Falls, NY Public Water Authority[1]	5.500	07/15/2034	07/15/2015	A	1,002,660
75,000	Niagara, NY Frontier Transportation Authority (Buffalo Niagara International Airport)	5.000	04/01/2013	07/31/2011	A	75,080
11 | LIMITED TERM NEW YORK MUNICIPAL FUND

Principal				Effective
Amount		Coupon	Maturity	Maturity*		Value

New York Continued
$60,000	Niagara, NY Frontier Transportation Authority (Buffalo Niagara International Airport)[1]	5.500%	04/01/2016	07/31/2011	A	$60,039
10,210,000	Niagara, NY Frontier Transportation Authority (Buffalo Niagara International Airport)[1]	5.625	04/01/2029	03/13/2025	B	9,891,652
20,000	Niagara, NY Frontier Transportation Authority (Buffalo Niagara International Airport)	5.750	04/01/2012	07/31/2011	A	20,039
360,000	Niagara, NY Frontier Transportation Authority (Buffalo Niagara International Airport)[1]	5.750	04/01/2019	09/30/2011	A	360,029
75,000	Niagara, NY Frontier Transportation Authority International Airport[1]	5.000	04/01/2018	05/05/2016	B	73,730
1,140,000	North Babylon, NY Volunteer Fire Company[1]	5.750	08/01/2022	08/01/2011	A	1,140,217
735,000	NY Capital District Youth Center[1]	6.000	02/01/2017	08/01/2011	A	737,242
300,000	NY Carnegie Redevel. Corp.	6.500	09/01/2011	09/01/2011		298,455
65,000	NY Counties Tobacco Trust I1	5.875	06/01/2014	06/01/2014		64,559
4,670,000	NY Counties Tobacco Trust I1	6.300	06/01/2019	11/30/2011	A	4,669,953
4,360,000	NY Counties Tobacco Trust I1	6.500	06/01/2035	05/19/2032	B	4,108,297
3,295,000	NY Counties Tobacco Trust I1	6.625	06/01/2042	08/02/2039	B	3,109,590
12,615,000	NY Counties Tobacco Trust II (TASC)[1]	5.250	06/01/2025	07/24/2013	B	11,551,682
865,000	NY Counties Tobacco Trust II (TASC)[1]	5.625	06/01/2035	04/22/2019	B	696,403
1,055,000	NY Counties Tobacco Trust II (TASC)[1]	5.750	06/01/2013	06/01/2013		1,049,641
1,925,000	NY Counties Tobacco Trust II (TASC)[1]	5.750	06/01/2014	06/01/2014		1,905,038
750,000	NY Counties Tobacco Trust II (TASC)[1]	5.750	06/01/2043	05/12/2025	B	575,618
2,120,000	NY Counties Tobacco Trust II (TASC)[1]	6.000	06/01/2015	06/01/2015		2,104,524
2,330,000	NY Counties Tobacco Trust II (TASC)[1]	6.000	06/01/2016	06/01/2016		2,299,617
1,115,000	NY Counties Tobacco Trust III	5.000	06/01/2027	06/01/2027		1,100,505
4,980,000	NY Counties Tobacco Trust III[1]	5.750	06/01/2033	02/18/2013	B	4,662,176
16,575,000	NY Counties Tobacco Trust III[1]	6.000	06/01/2043	04/04/2017	B	14,329,088
2,835,000	NY Counties Tobacco Trust IV1	4.250	06/01/2021	06/07/2012	B	2,734,017
4,520,000	NY Counties Tobacco Trust IV (TASC)[1]	4.750	06/01/2026	05/11/2014	B	3,971,995
38,400,000	NY Counties Tobacco Trust IV (TASC)[1]	6.250	06/01/2041	06/01/2041		35,757,696
500,000	NY Grand Central BID (Grand Central District Management)[1]	5.000	01/01/2022	01/01/2014	A	533,785
25,000	NY MTA Commuter Facilities (Grand Central Terminal)	5.400	07/01/2011	07/01/2011		25,003
85,000	NY MTA Commuter Facilities (Grand Central Terminal)	5.500	07/01/2012	07/31/2011	A	85,323
25,000	NY MTA Commuter Facilities, Series 7[1]	5.625	07/01/2016	07/31/2011	A	26,081
5,000	NY MTA Commuter Facilities, Series B1	5.000	07/01/2017	07/31/2011	A	5,219
50,000	NY MTA Commuter Facilities, Series B1	5.125	07/01/2024	07/31/2011	A	52,271
5,000	NY MTA Commuter Facilities, Series D1	5.000	07/01/2016	07/31/2011	A	5,219
20,795,000	NY MTA Service Contract, Series A1	5.125	01/01/2029	07/01/2012	A	20,897,727
35,460,000	NY MTA Service Contract, Series A1	5.750	07/01/2031	07/01/2012	A	36,605,003
33,290,000	NY MTA Service Contract, Series B1	5.250	01/01/2031	07/01/2012	A	33,436,476
12 | LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal				Effective
Amount		Coupon	Maturity	Maturity*		Value

New York Continued
$300,000	NY MTA, Series 2008C1	6.250%	11/15/2023	11/15/2018	A	$346,185
53,800,000	NY MTA, Series A1	5.000	11/15/2025	11/15/2012	A	54,258,376
270,000	NY MTA, Series A1	5.000	11/15/2030	11/15/2012	A	270,980
5,395,000	NY MTA, Series A1	5.000	11/15/2030	11/15/2012	A	5,415,663
4,180,000	NY MTA, Series A1	5.125	11/15/2021	11/15/2012	A	4,360,827
24,255,000	NY MTA, Series A1	5.125	11/15/2031	11/15/2012	A	24,307,633
34,000,000	NY MTA, Series A1	5.250	01/01/2023	07/01/2012	A	35,124,380
300,000	NY MTA, Series A1	5.250	11/15/2024	11/15/2012	A	313,503
225,000	NY MTA, Series A1	5.250	11/15/2031	11/15/2012	A	225,857
1,150,000	NY MTA, Series A1	5.500	11/15/2019	11/15/2012	A	1,205,902
50,000	NY MTA, Series A	5.625	01/01/2012	07/31/2011	A	50,187
455,000	NY MTA, Series A1	5.750	11/15/2032	11/15/2012	A	466,461
5,000,000	NY MTA, Series B1	5.000	11/15/2025	11/15/2015	A	5,163,150
16,500,000	NY MTA, Series B1	5.250	11/15/2025	11/15/2013	A	16,903,755
6,500,000	NY MTA, Series B1	5.250	11/15/2027	11/15/2019	A	6,951,360
100,000	NY MTA, Series E1	5.250	11/15/2031	11/15/2012	A	100,381
50,000	NY MTA, Series E1	5.500	11/15/2021	11/15/2012	A	52,347
2,205,000	NY MTA, Series F1	5.000	11/15/2030	11/15/2015	A	2,211,306
8,550,000	NY MTA, Series F1	5.000	11/15/2031	11/15/2012	A	8,594,033
35,000	NY New Hartford-Sunset Wood Funding Corp.[1]	5.950	08/01/2027	08/01/2011	A	35,032
3,840,000	NY Newark-Wayne Community Hospital[1]	5.875	01/15/2033	07/22/2011	A	3,852,211
930,000	NY Newark-Wayne Community Hospital[1]	7.600	09/01/2015	09/01/2011	A	929,823
50,000	NY Oneida Healthcare Corp. (Oneida Health Systems)[1]	5.300	02/01/2021	02/01/2012	A	50,411
3,330,000	NY Oneida Healthcare Corp. (Oneida Health Systems)[1]	5.500	02/01/2016	08/01/2011	A	3,368,761
10,000,000	NY Sales Tax Asset Receivable Corp.[1]	5.000	10/15/2026	10/15/2014	A	10,709,900
4,000,000	NY Seneca Nation Indians Capital Improvements[1]	5.000	12/01/2023	11/11/2020	B	3,328,000
9,700,000	NY Seneca Nation Indians Capital Improvements[1]	5.250	12/01/2016	06/14/2015	B	9,137,400
50,000	NY Tobacco Settlement Financing Corp. (TASC)	5.250	06/01/2016	07/31/2011	A	50,175
500,000	NY Tobacco Settlement Financing Corp. (TASC)[1]	5.250	06/01/2020	06/01/2013	A	528,305
2,220,000	NY Tobacco Settlement Financing Corp. (TASC)[1]	5.250	06/01/2021	06/01/2013	A	2,334,952
55,000	NY Tobacco Settlement Financing Corp. (TASC)	5.500	06/01/2014	07/31/2011	A	55,206
3,685,000	NY Tobacco Settlement Financing Corp. (TASC)	5.500	06/01/2015	07/31/2011	A	3,698,782
30,000	NY Tobacco Settlement Financing Corp. (TASC)	5.500	06/01/2015	07/31/2011	A	30,112
11,900,000	NY Tobacco Settlement Financing Corp. (TASC)[1]	5.500	06/01/2016	07/31/2011	A	11,941,888
5,020,000	NY Tobacco Settlement Financing Corp. (TASC)[1]	5.500	06/01/2017	07/31/2011	A	5,038,172
21,000,000	NY Tobacco Settlement Financing Corp. (TASC)[1]	5.500	06/01/2018	06/01/2012	A	21,754,950
20,500,000	NY Tobacco Settlement Financing Corp. (TASC)[1]	5.500	06/01/2019	06/01/2013	A	21,839,265
13 | LIMITED TERM NEW YORK MUNICIPAL FUND

Principal				Effective
Amount		Coupon	Maturity	Maturity*		Value

New York Continued
$11,000,000	NY Tobacco Settlement Financing Corp. (TASC)[1]	5.500%	06/01/2020	06/01/2013	A	$11,695,970
18,395,000	NY Tobacco Settlement Financing Corp. (TASC)[1]	5.500	06/01/2021	06/01/2013	A	19,468,716
20,000,000	NY Triborough Bridge & Tunnel Authority[1]	5.000	01/01/2023	01/01/2012	A	20,381,800
40,000	NY Triborough Bridge & Tunnel Authority[1]	5.000	01/01/2024	07/31/2011	A	40,139
20,000,000	NY Triborough Bridge & Tunnel Authority[1]	5.000	11/15/2025	11/15/2012	A	20,978,000
24,890,000	NY Triborough Bridge & Tunnel Authority[1,2]	5.000	11/15/2026	11/15/2012	A	25,765,381
10,000,000	NY Triborough Bridge & Tunnel Authority[2]	5.250	11/15/2023	11/15/2012	A	10,461,200
159,590,000	NY TSASC, Inc. (TFABs)[1]	4.750	06/01/2022	09/16/2013	B	155,081,583
91,000,000	NY TSASC, Inc. (TFABs)	5.000	06/01/2026	06/22/2020	B	81,116,490
14,740,000	NY TSASC, Inc. (TFABs)[1]	5.000	06/01/2034	12/12/2025	B	11,085,512
430,000	NY TSASC, Inc. (TFABs)[1]	5.250	07/15/2011	07/15/2011		430,912
170,000	NY Valley Health Devel. Corp.[1]	6.750	05/20/2022	07/31/2011	A	177,125
10,000,000	NYC Capital Resources Corp. (Albee Retail Devel.)[1]	7.250	11/01/2042	11/01/2014	C	9,903,700
5,000	NYC GO1	5.000	08/01/2015	08/01/2011	A	5,018
425,000	NYC GO1	5.000	08/01/2020	08/01/2014	A	466,098
5,000	NYC GO1	5.000	08/01/2022	08/01/2011	A	5,014
500,000	NYC GO1	5.000	08/01/2022	08/01/2015	A	541,740
40,000	NYC GO1	5.000	09/15/2022	09/15/2013	A	42,532
29,000,000	NYC GO3	5.000	06/01/2023	06/01/2015	B	31,134,400
615,000	NYC GO1	5.000	08/01/2023	08/01/2015	A	660,756
8,065,000	NYC GO1	5.000	08/01/2023	08/01/2019	A	8,880,533
10,000,000	NYC GO3	5.000	08/15/2023	11/15/2020	B	10,743,672
4,945,000	NYC GO1	5.000	09/01/2023	09/01/2015	A	5,314,837
11,340,000	NYC GO3	5.000	12/01/2023	10/05/2021	B	12,199,345
21,015,000	NYC GO1	5.000	08/01/2024	08/01/2016	A	22,658,163
2,000,000	NYC GO1	5.000	08/01/2024	02/01/2016	A	2,156,180
3,650,000	NYC GO1	5.000	12/01/2024	12/01/2014	A	3,892,835
10,000,000	NYC GO2	5.000	11/01/2025	11/01/2014	A	10,565,800
19,505,000	NYC GO1	5.000	08/01/2028	08/01/2019	A	20,651,114
1,000,000	NYC GO1	5.000	10/15/2029	10/15/2013	A	1,014,290
10,000,000	NYC GO3	5.000	04/01/2030	05/21/2028	B	10,243,219
5,000	NYC GO	5.125	08/01/2018	08/01/2011	A	5,019
10,000	NYC GO1	5.125	08/01/2022	08/01/2011	A	10,029
5,000	NYC GO1	5.125	03/15/2025	03/15/2012	A	5,174
10,000	NYC GO1	5.125	08/01/2025	08/01/2011	A	10,029
15,000	NYC GO1	5.125	08/01/2025	08/01/2011	A	15,044
5,000	NYC GO1	5.125	08/01/2025	08/01/2011	A	5,015
35,000	NYC GO	5.250	08/01/2011	08/01/2011		35,147
5,000	NYC GO	5.250	08/01/2012	08/01/2011	A	5,020
5,000	NYC GO1	5.250	08/01/2015	08/01/2011	A	5,019
14 | LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal				Effective
Amount		Coupon	Maturity	Maturity*		Value

New York Continued
$10,000	NYC GO1	5.250%	01/15/2023	01/15/2013	A	$10,763
15,000	NYC GO1	5.250	01/15/2023	01/15/2013	A	15,734
1,000,000	NYC GO1	5.250	08/15/2024	08/15/2014	A	1,071,520
20,000	NYC GO1	5.250	06/01/2027	06/01/2012	A	20,922
120,000	NYC GO1	5.250	06/01/2027	06/01/2012	A	121,182
40,000	NYC GO1	5.250	01/15/2028	01/15/2013	A	43,052
180,000	NYC GO1	5.250	01/15/2028	01/15/2013	A	182,720
9,500,000	NYC GO1	5.250	04/01/2028	04/01/2019	A	10,199,105
30,000	NYC GO1	5.250	01/15/2033	01/15/2013	A	32,289
150,000	NYC GO1	5.250	01/15/2033	01/15/2013	A	151,355
5,000	NYC GO1	5.300	08/01/2024	08/01/2011	A	5,016
70,000	NYC GO1	5.300	01/15/2026	01/15/2013	A	72,671
5,000	NYC GO1	5.375	08/01/2015	08/01/2011	A	5,020
50,000	NYC GO1	5.375	03/01/2027	03/01/2013	A	54,199
55,000	NYC GO1	5.375	08/01/2027	08/01/2011	A	55,142
100,000	NYC GO1	5.500	08/01/2022	08/01/2011	A	100,335
70,000	NYC GO1	5.500	08/01/2022	08/01/2011	A	70,235
140,000	NYC GO1	5.500	06/01/2023	06/01/2013	A	149,358
670,000	NYC GO1	5.500	06/01/2023	06/01/2013	A	735,707
20,000	NYC GO1	5.500	02/15/2026	07/31/2011	A	20,057
50,000	NYC GO1	5.500	02/15/2026	07/31/2011	A	50,143
835,000	NYC GO1	5.500	06/01/2028	06/01/2012	A	858,672
15,000	NYC GO1	5.500	06/01/2028	06/01/2012	A	15,726
15,000	NYC GO1	5.500	11/15/2037	07/31/2011	A	15,044
30,000	NYC GO1	5.600	12/01/2013	12/01/2011	A	30,612
10,000	NYC GO1	5.750	05/15/2012	07/31/2011	A	10,044
10,000	NYC GO1	5.750	05/15/2012	07/31/2011	A	10,043
570,000	NYC GO1	5.750	03/01/2018	03/01/2013	A	621,420
55,000	NYC GO1	5.750	08/01/2018	08/01/2012	A	58,288
255,000	NYC GO1	5.750	08/01/2018	08/01/2012	A	267,166
25,000	NYC GO1	5.750	08/01/2018	08/01/2012	A	26,495
475,000	NYC GO1	5.750	08/01/2018	08/01/2012	A	497,662
20,000	NYC GO1	5.875	08/01/2015	08/01/2011	A	20,089
65,000	NYC GO1	5.875	06/01/2019	06/01/2012	A	68,369
4,090,000	NYC GO1	5.875	06/01/2019	06/01/2012	A	4,260,798
85,000	NYC GO1	5.875	08/01/2019	08/01/2012	A	90,197
5,365,000	NYC GO1	5.875	08/01/2019	08/01/2012	A	5,628,207
5,000	NYC GO	6.000	02/01/2012	08/01/2011	A	5,023
5,000	NYC GO	6.000	08/01/2017	08/01/2011	A	5,023
5,000	NYC GO1	6.000	02/01/2022	08/01/2011	A	5,019
35,000	NYC GO1	6.000	02/15/2024	07/31/2011	A	35,134
590,000	NYC GO	6.350	05/15/2014	07/31/2011	A	592,856
15 | LIMITED TERM NEW YORK MUNICIPAL FUND

Principal				Effective
Amount		Coupon	Maturity	Maturity*		Value

New York Continued
$80,000	NYC GO1	7.000%	02/01/2012	08/01/2011	A	$80,454
5,000	NYC GO1	7.000	02/01/2018	08/01/2011	A	5,027
45,000	NYC GO1	7.750	08/15/2027	08/15/2011	A	45,312
228,352	NYC HDC (Bay Towers)[1]	6.500	08/15/2017	07/31/2011	A	228,937
2,651,249	NYC HDC (East Midtown Plaza)	6.500	11/15/2018	07/31/2011	A	2,660,555
26,516	NYC HDC (Essex Terrace)	6.500	07/15/2018	07/31/2011	A	26,609
987,493	NYC HDC (Keith Plaza)	6.500	02/15/2018	07/15/2011	A	990,090
204,872	NYC HDC (Kingsbridge Arms)[1]	6.500	08/15/2017	07/31/2011	A	205,413
1,500,000	NYC HDC (Multifamily Hsg.)[1]	5.000	11/01/2030	10/14/2025	B	1,426,710
565,000	NYC HDC (Multifamily Hsg.)[1]	5.050	11/01/2023	11/01/2012	A	567,932
30,000	NYC HDC (Multifamily Hsg.)[1]	5.100	11/01/2018	05/01/2018	A	30,958
515,000	NYC HDC (Multifamily Hsg.)[1]	5.100	11/01/2027	05/01/2017	A	517,364
260,000	NYC HDC (Multifamily Hsg.)[1]	5.200	11/01/2035	09/15/2033	B	249,584
355,000	NYC HDC (Multifamily Hsg.)[1]	5.600	11/01/2019	07/31/2011	A	355,359
200,000	NYC HDC (Multifamily Hsg.)[1]	6.250	11/01/2023	11/01/2018	A	211,656
900,000	NYC HDC (Multifamily Hsg.), Series A1	5.375	11/01/2023	05/01/2012	A	905,598
20,000	NYC HDC (Multifamily Hsg.), Series C1	5.700	05/01/2031	07/31/2011	A	20,007
255,000	NYC HDC (Multifamily Hsg.), Series E1	6.250	05/01/2036	07/31/2011	A	255,173
13,000,000	NYC HDC, Series A1	5.000	07/01/2025	07/01/2015	A	13,478,920
2,215,000	NYC HDC, Series C1	5.000	11/01/2026	11/01/2015	A	2,223,417
11,460,000	NYC Health & Hospital Corp.[1]	5.000	02/15/2024	02/15/2020	A	12,117,116
100,000	NYC Health & Hospital Corp.[1]	5.375	02/15/2026	02/15/2012	A	103,237
17,300,000	NYC Health & Hospital Corp. (Health System)[1]	5.000	02/15/2030	02/15/2020	A	17,528,879
9,400,000	NYC IDA (AIRIS JFK I/JFK International Airport)[1]	5.500	07/01/2028	09/16/2023	B	8,205,072
7,055,000	NYC IDA (AIRIS JFK I/JFK International Airport)[1]	6.000	07/01/2015	11/25/2013	B	6,920,743
1,265,000	NYC IDA (Beth Abraham Health Services)[1]	6.000	02/15/2013	08/21/2012	B	1,252,590
395,000	NYC IDA (Beth Abraham Health Services)[1]	6.000	11/15/2013	11/29/2012	B	389,474
190,000	NYC IDA (Beth Abraham Health Services)[1]	6.000	11/15/2013	11/24/2012	B	187,342
570,000	NYC IDA (Calhoun School)[1]	6.250	12/01/2016	08/11/2014	B	576,276
4,010,000	NYC IDA (Calhoun School)[1]	6.250	12/01/2017	12/01/2011	A	4,012,366
440,000	NYC IDA (Center for Elimination of Family Violence)[1]	6.250	11/01/2016	07/04/2014	B	426,756
6,375,000	NYC IDA (Chapin School)[1]	4.800	11/01/2018	08/01/2015	B	6,253,110
525,000	NYC IDA (Comprehensive Care Management)[1]	5.625	11/01/2015	12/12/2013	B	521,052
400,000	NYC IDA (Comprehensive Care Management)[1]	5.625	11/01/2015	12/04/2013	B	396,992
2,045,000	NYC IDA (Comprehensive Care Management)[1]	5.750	08/01/2018	08/03/2015	B	2,006,902
2,175,000	NYC IDA (Comprehensive Care Management)[1]	5.750	11/01/2018	08/18/2015	B	2,133,349
2,270,000	NYC IDA (Comprehensive Care Management)[1]	5.750	05/01/2019	02/18/2016	B	2,215,906
595,000	NYC IDA (Family Support Systems)[4]	6.500	11/01/2014	06/01/2013	B	404,029
650,000	NYC IDA (Gourmet Boutique)[1]	5.250	11/01/2013	10/26/2012	B	605,332
1,285,000	NYC IDA (Guttmacher Institute)[1]	5.250	12/01/2016	06/03/2014	B	1,189,075
16 | LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal				Effective
Amount		Coupon	Maturity	Maturity*		Value

New York Continued
$200,000	NYC IDA (Horace Mann School)	5.000%	07/01/2018	07/31/2011	A	$200,568
545,000	NYC IDA (Horace Mann School)[1]	5.000	07/01/2023	07/31/2011	A	546,341
400,000	NYC IDA (Independent Living Assoc.)[1]	6.200	07/01/2020	06/28/2016	B	375,944
26,150,000	NYC IDA (Liberty-7 World Trade Center)[1]	6.250	03/01/2015	03/01/2012	A	26,259,307
2,030,000	NYC IDA (Lycee Francais De New York)[1]	5.375	06/01/2023	12/01/2012	A	2,066,256
2,355,000	NYC IDA (Lycee Francais De New York)[1]	5.500	06/01/2013	12/01/2012	A	2,491,849
730,000	NYC IDA (Lycee Francais De New York)[1]	5.500	06/01/2015	12/01/2012	A	764,916
2,880,000	NYC IDA (Lycee Francais De New York)[1]	5.500	06/01/2016	12/01/2012	A	3,007,930
2,000,000	NYC IDA (Lycee Francais De New York)[1]	5.500	06/01/2017	12/01/2012	A	2,077,700
3,210,000	NYC IDA (Lycee Francais De New York)[1]	5.500	06/01/2018	12/01/2012	A	3,320,071
570,000	NYC IDA (Manhattan Community Access Corp.)[1]	5.250	12/01/2016	06/03/2014	B	527,125
3,065,000	NYC IDA (Margaret Tietz Nursing & Rehabilitation Center)[1]	5.375	11/01/2016	06/28/2014	B	2,839,539
345,000	NYC IDA (Margaret Tietz Nursing & Rehabilitation Center)[1]	5.375	11/01/2018	08/03/2015	B	309,351
1,695,000	NYC IDA (Margaret Tietz Nursing & Rehabilitation Center)[1]	5.375	11/01/2018	08/11/2015	B	1,519,856
250,000	NYC IDA (Marymount School of New York)[1]	5.125	09/01/2021	09/01/2011	A	255,478
980,000	NYC IDA (Metro Biofuels)[1]	5.500	11/01/2013	11/14/2012	B	934,273
1,600,000	NYC IDA (Metropolitan College of New York)[1]	5.750	03/01/2020	01/13/2017	B	1,591,232
4,585,000	NYC IDA (Montefiore Medical Center Corp.)[1]	5.125	11/01/2025	07/31/2011	A	4,589,814
5,865,000	NYC IDA (Montefiore Medical Center Corp.)[1]	5.125	11/01/2035	07/31/2011	A	5,867,053
250,000	NYC IDA (Queens Baseball Stadium)[1]	5.000	01/01/2025	01/01/2025		236,260
920,000	NYC IDA (Reece School)[1]	6.500	12/01/2017	03/02/2015	B	904,774
325,000	NYC IDA (Rockefeller Foundation)[1]	5.375	07/01/2023	07/31/2011	A	326,147
2,900,000	NYC IDA (Rosco, Inc.)[1]	5.625	06/01/2022	01/05/2018	B	2,853,542
1,000,000	NYC IDA (Royal Charter NY Presbyterian)[1]	5.750	12/15/2029	12/15/2011	A	1,035,790
4,400,000	NYC IDA (Samaritan Aids Services)[1]	5.000	11/01/2024	11/01/2011	A	4,418,348
500,000	NYC IDA (SFTU/YAI/CRV Obligated Group)[1]	4.350	07/01/2011	07/01/2011		499,980
100,000	NYC IDA (SFTU/YAI/CRV Obligated Group)[1]	4.400	07/01/2012	07/01/2012		98,286
370,000	NYC IDA (Showman Fabricators)[1]	7.125	11/01/2013	11/13/2012	B	353,195
50,000	NYC IDA (Special Needs Facilities Pooled Program)[1]	4.150	07/01/2014	10/31/2012	B	48,898
200,000	NYC IDA (Special Needs Facilities Pooled Program)[1]	5.800	07/01/2023	10/13/2021	B	176,810
840,000	NYC IDA (Stallion)[1]	5.000	11/01/2016	05/02/2014	B	720,460
430,000	NYC IDA (Stallion)[1]	5.500	11/01/2017	12/31/2014	B	374,457
1,170,000	NYC IDA (Studio School)[4]	6.250	11/01/2018	08/30/2015	B	1,113,220
8,605,000	NYC IDA (Terminal One Group Assoc.)[1]	5.500	01/01/2017	01/01/2016	C	9,361,035
11,820,000	NYC IDA (Terminal One Group Assoc.)[1]	5.500	01/01/2018	01/01/2016	C	12,684,869
14,620,000	NYC IDA (Terminal One Group Assoc.)[1]	5.500	01/01/2019	01/01/2016	C	15,534,042
17 | LIMITED TERM NEW YORK MUNICIPAL FUND

Principal					Effective
Amount		Coupon		Maturity	Maturity*		Value

New York Continued
$15,245,000	NYC IDA (Terminal One Group Assoc.)[1]	5.500%		01/01/2020	01/01/2016	C	$16,050,393
9,750,000	NYC IDA (Terminal One Group Assoc.)[1]	5.500		01/01/2021	01/01/2016	C	10,228,433
48,790,000	NYC IDA (Terminal One Group Assoc.)[1]	5.500		01/01/2024	01/01/2016	C	50,158,072
580,000	NYC IDA (The Child School)[1]	7.000		06/01/2013	09/07/2012	B	585,116
100,000	NYC IDA (Trinity Episcopal School Corp.)[1]	5.250		06/15/2017	07/31/2011	A	100,337
6,630,000	NYC IDA (Unicef)[1]	5.050		11/01/2018	08/07/2015	B	6,133,082
1,000,000	NYC IDA (United Nations School)[1]	6.350		12/01/2015	07/31/2011	A	1,003,580
1,000,000	NYC IDA (Urban Resource Institute)[1]	5.250		03/01/2023	03/01/2013	A	1,026,480
475,000	NYC IDA (Urban Resource Institute)[1]	6.500		11/01/2013	11/12/2012	B	465,424
730,000	NYC IDA (Vaughn College Aeronautics)[1]	5.000		12/01/2016	12/01/2016		727,576
2,260,000	NYC IDA (Vaughn College Aeronautics)[1]	5.000		12/01/2016	12/01/2016		2,252,497
4,300,000	NYC IDA (Visy Paper)[1]	7.800		01/01/2016	07/29/2011	A	4,302,666
765,000	NYC IDA (Vocational Instruction)	7.250	[5]	02/01/2013	05/08/2012	B	595,530
4,375,000	NYC IDA (Yeled Yalda Early Childhood)[1]	5.350		11/01/2017	01/11/2015	B	4,002,206
5,380,000	NYC IDA (YMCA of Greater New York)[1]	5.250		08/01/2021	08/01/2011	A	5,385,864
5,040,000	NYC IDA (YMCA of Greater New York)[1]	5.800		08/01/2016	07/31/2011	A	5,052,953
100,000	NYC IDA (Zeluck, Inc.)[1]	6.250		11/01/2011	08/01/2011	A	100,495
100,000	NYC Municipal Water Finance Authority[1]	5.000		06/15/2026	07/25/2011	A	100,333
40,215,000	NYC Municipal Water Finance Authority[1]	5.000		06/15/2026	07/25/2011	A	40,348,916
5,000,000	NYC Municipal Water Finance Authority[1]	5.000		06/15/2029	06/15/2016	A	5,199,500
30,000,000	NYC Municipal Water Finance Authority[1]	5.000		06/15/2030	06/15/2020	A	31,649,700
1,720,000	NYC Municipal Water Finance Authority[1]	5.000		06/15/2032	07/25/2011	A	1,725,728
19,840,000	NYC Municipal Water Finance Authority[1]	5.125		06/15/2032	07/25/2011	A	19,907,853
3,735,000	NYC Municipal Water Finance Authority[1]	5.125		06/15/2033	06/15/2012	A	3,760,585
50,000	NYC Municipal Water Finance Authority[1]	5.750		06/15/2013	07/31/2011	A	52,228
150,000	NYC Transitional Finance Authority[1]	5.375		01/15/2030	01/15/2019	A	159,941
20,000,000	NYC Transitional Finance Authority[1]	5.500		11/01/2028	11/01/2015	A	21,358,800
250,000	NYC Transportation Authority MTA (Triborough Bridge & Tunnel Authority)[1]	5.400		01/01/2014	07/31/2011	A	250,875
3,880,000	NYC Trust for Cultural Resources (Museum of American Folk Art)	6.000		07/01/2022	03/01/2020	B	3,854,120
2,720,000	NYC Trust for Cultural Resources (Museum of American Folk Art)	6.125		07/01/2030	04/23/2027	B	2,705,203
250,000	NYC Trust for Cultural Resources (Museum of Modern Art)[1]	5.125		07/01/2031	07/01/2012	A	250,640
2,460,000	NYC Trust for Cultural Resources (Museum of Modern Art)[1]	5.500		01/01/2021	07/31/2011	A	2,518,573
250,000	NYS DA (Augustana Lutheran Home)[1]	5.500		02/01/2041	02/01/2013	A	252,293
20,000	NYS DA (Brookdale Hospital Medical Center)	5.100		02/15/2012	07/31/2011	A	20,075
25,000	NYS DA (Brookdale Hospital Medical Center)[1]	5.200		02/15/2016	07/31/2011	A	25,063
65,000	NYS DA (Brookdale Hospital Medical Center)[1]	5.300		02/15/2017	07/31/2011	A	65,146
50,000	NYS DA (Brookdale Hospital Medical Center)[1]	5.300		02/15/2017	07/31/2011	A	50,112

18 | LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal				Effective
Amount		Coupon	Maturity	Maturity*		Value

New York Continued
$110,000	NYS DA (Brooklyn Hospital Center)[1]	5.100%	02/01/2019	08/01/2011	A	$110,139
250,000	NYS DA (Brooklyn Law School)[1]	5.125	07/01/2030	07/01/2013	A	251,060
25,000	NYS DA (Buena Vida Nursing Home)[1]	5.000	07/01/2018	07/28/2011	A	25,081
75,000	NYS DA (Canisius College)[1]	5.000	07/01/2019	07/01/2015	A	76,995
1,300,000	NYS DA (Canisius College)[1]	5.000	07/01/2022	07/01/2015	A	1,306,786
50,000	NYS DA (Carmel Richmond Nursing Home)[1]	5.000	07/01/2018	07/31/2011	A	50,014
1,120,000	NYS DA (Catskill Regional Medical Center)	5.250	02/15/2023	02/15/2015	A	1,165,024
1,350,000	NYS DA (Chapel Oaks)	5.375	07/01/2017	07/31/2011	A	1,355,198
3,290,000	NYS DA (Chapel Oaks)[1]	5.450	07/01/2026	07/31/2011	A	3,293,718
235,000	NYS DA (Culinary Institute of America)[1]	5.000	07/01/2022	07/31/2011	A	235,120
25,000	NYS DA (D’Youville College)	4.700	07/01/2012	07/31/2011	A	25,560
125,000	NYS DA (D’Youville College)[1]	5.250	07/01/2025	07/01/2013	A	125,281
25,000	NYS DA (Dept. of Health)[1]	5.000	07/01/2018	07/31/2011	A	25,048
350,000	NYS DA (Dept. of Health)[1]	5.000	07/01/2021	07/01/2014	A	369,030
60,000	NYS DA (Dept. of Health)[1]	5.000	07/01/2024	07/31/2011	A	60,049
35,000	NYS DA (Dept. of Health)[1]	5.000	07/01/2028	07/31/2011	A	35,005
880,000	NYS DA (Dept. of Health)[1]	5.250	07/01/2023	07/01/2014	A	922,381
1,370,000	NYS DA (Dept. of Health)[1]	5.500	07/01/2021	07/31/2011	A	1,374,959
2,465,000	NYS DA (Ellis Hospital)[1]	5.050	08/15/2024	08/15/2014	A	2,521,153
80,000	NYS DA (Ellis Hospital)[1]	5.500	08/01/2015	08/01/2011	A	80,207
150,000	NYS DA (Ellis Hospital)[1]	5.600	08/01/2025	08/01/2011	A	150,137
175,000	NYS DA (Ellis Hospital)[1]	5.625	08/01/2035	08/01/2011	A	175,061
715,000	NYS DA (FNHC/KR/MMWNHC Obligated Group)	5.750	07/01/2017	07/23/2011	A	717,381
30,000	NYS DA (Fordham University)[1]	5.000	07/01/2028	07/31/2011	A	30,011
3,370,000	NYS DA (Frances Schervier Home & Hospital Obligated Group)[1]	5.500	07/01/2017	07/27/2011	A	3,374,617
50,000	NYS DA (Frances Schervier Home & Hospital Obligated Group)[1]	5.500	07/01/2027	06/10/2023	B	49,997
10,125,000	NYS DA (Frances Schervier Home & Hospital Obligated Group)[1]	5.500	07/01/2027	07/31/2011	A	10,135,429
100,000	NYS DA (Green Chimneys School)[1]	5.500	07/01/2018	07/28/2011	A	100,338
1,000,000	NYS DA (GSHMC/CHSLI Obligated Group)[1]	5.750	07/01/2014	07/31/2011	A	1,012,090
1,000,000	NYS DA (Health Center/BFCC/USBFCC Obligated Group)[1]	5.000	11/15/2019	11/15/2011	A	1,012,010
10,565,000	NYS DA (Hospital)[1]	6.450	08/15/2024	08/15/2012	A	10,808,735
1,815,000	NYS DA (Hunts Point Multi-Service Center)[1]	5.625	07/01/2022	07/29/2011	A	1,817,686
10,000	NYS DA (Jewish Home Lifecare Harry & Jeanette Weinberg Campus Bronx)[1]	5.950	02/01/2016	07/31/2011	A	10,219
35,000	NYS DA (John T. Mather Memorial Hospital)[1]	5.250	07/01/2015	07/31/2011	A	35,052
170,000	NYS DA (John T. Mather Memorial Hospital)[1]	5.375	07/01/2019	07/31/2011	A	170,097
1,645,000	NYS DA (John T. Mather Memorial Hospital)[1]	5.750	07/01/2025	02/28/2023	B	1,638,749

19 | LIMITED TERM NEW YORK MUNICIPAL FUND

Principal				Effective
Amount		Coupon	Maturity	Maturity*		Value

New York Continued
$15,210,000	NYS DA (Kaleida Health)[1]	5.050%	02/15/2025	02/15/2014	A	$15,461,269
1,015,000	NYS DA (L.I. University)[1]	5.250	09/01/2028	10/08/2026	B	1,001,369
35,000	NYS DA (La Salle School)[1]	5.000	07/01/2018	07/28/2011	A	35,102
590,000	NYS DA (Le Moyne College)[1]	5.000	07/01/2018	07/28/2011	A	591,723
1,100,000	NYS DA (Leake & Watts Services)[1]	5.000	07/01/2023	07/01/2014	A	1,131,614
20,000	NYS DA (Lenox Hill Hospital Obligated Group)[1]	5.750	07/01/2016	07/31/2011	A	20,222
2,000,000	NYS DA (Lenox Hill Hospital Obligated Group)[1]	5.750	07/01/2017	07/01/2012	A	2,021,880
16,800,000	NYS DA (Maimonides Medical Center)[1]	5.750	08/01/2029	08/01/2014	A	17,322,312
100,000	NYS DA (Manhattan College)[1]	5.500	07/01/2019	07/31/2011	A	101,108
40,000	NYS DA (March of Dimes)[1]	5.600	07/01/2012	07/16/2011	A	40,138
615,000	NYS DA (Master BOCES Program)[1]	5.250	08/15/2023	08/15/2013	A	632,441
15,000	NYS DA (Memorial Hospital of William F. & Gertrude F. Jones)[1]	5.250	08/01/2025	08/01/2011	A	15,010
30,000	NYS DA (Mental Health Services Facilities)[1]	5.000	02/15/2023	07/31/2011	A	30,023
14,000,000	NYS DA (Mental Health Services Facilities)[1]	5.000	02/15/2028	02/15/2014	A	14,183,540
5,000	NYS DA (Mental Health Services Facilities)	5.250	08/15/2013	07/31/2011	A	5,017
225,000	NYS DA (Mental Health Services Facilities)[1]	5.250	02/15/2023	02/15/2014	A	234,709
5,230,000	NYS DA (Miriam Osborn Memorial Home Assoc.)[1]	6.875	07/01/2019	07/29/2011	A	5,294,747
200,000	NYS DA (Montefiore Medical Center)[1]	5.000	02/01/2028	02/01/2015	A	202,774
11,875,000	NYS DA (Mount Sinai School of Medicine)[1]	5.000	07/01/2035	04/02/2032	B	11,687,375
5,000,000	NYS DA (Municipal Health Facilities)[1]	5.000	01/15/2032	01/15/2018	A	5,009,550
100,000	NYS DA (New York Medical College)	5.000	07/01/2021	07/31/2011	A	100,284
115,000	NYS DA (New York Methodist Hospital)[1]	5.250	07/01/2018	07/01/2014	A	120,740
2,250,000	NYS DA (New York Methodist Hospital)[1]	5.250	07/01/2024	07/01/2014	A	2,283,030
4,525,000	NYS DA (North General Hospital)[1]	5.750	02/15/2015	02/15/2013	A	4,792,609
4,440,000	NYS DA (North General Hospital)[1]	5.750	02/15/2019	02/15/2013	A	4,603,836
3,750,000	NYS DA (North General Hospital)[1]	5.750	02/15/2020	02/15/2013	A	3,875,325
875,000	NYS DA (Northeast Parent & Child)[1]	5.500	07/01/2018	07/28/2011	A	875,718
110,000	NYS DA (NSUH at Forest Hills/NSUH Obligated Group)[1]	5.000	11/01/2023	07/31/2011	A	110,041
35,000	NYS DA (NSUH)[1]	5.000	11/01/2023	07/31/2011	A	35,013
5,000	NYS DA (NSUH/NSUHGC/NSUHPL Obligated Group)[1]	5.000	11/01/2023	07/31/2011	A	5,002
10,535,000	NYS DA (NSUH/NSUHGC/NSUHPL Obligated Group)[1]	5.200	11/01/2017	07/31/2011	A	10,552,910
200,000	NYS DA (NSUH/NSUHGC/NSUHPL Obligated Group)[1]	5.250	11/01/2019	07/31/2011	A	200,242
11,100,000	NYS DA (NYU Hospitals Center)[1]	5.000	07/01/2026	07/01/2016	A	11,129,193
5,235,000	NYS DA (NYU Hospitals Center)[1]	5.250	07/01/2024	05/07/2016	A	5,411,734
14,170,000	NYS DA (NYU)[3]	5.250	07/01/2027	06/12/2027	B	15,418,377

20 | LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal				Effective
Amount		Coupon	Maturity	Maturity*		Value

New York Continued
$1,140,000	NYS DA (Ozanam Hall of Queens Nursing Home)[1]	5.000%	11/01/2014	11/01/2014		$1,105,903
1,250,000	NYS DA (Ozanam Hall of Queens Nursing Home)[1]	5.000	11/01/2015	11/01/2015		1,200,488
60,000	NYS DA (Ozanam Hall of Queens Nursing Home)[1]	5.000	11/01/2026	12/06/2024	B	47,857
3,680,000	NYS DA (Providence Rest)[1]	5.000	07/01/2021	07/13/2020	B	2,958,021
1,250,000	NYS DA (Providence Rest)[1]	5.125	07/01/2030	08/06/2028	B	881,175
145,000	NYS DA (Resurrection Rest Home Castleton on Hudson)[1]	6.050	08/01/2035	07/21/2011	A	145,493
8,730,000	NYS DA (Rochester General Hospital)[1]	5.000	12/01/2025	10/25/2021	B	8,267,310
4,805,000	NYS DA (Ryan-Clinton Community Health Center)[1]	6.100	07/01/2019	07/28/2011	A	4,847,957
21,000,000	NYS DA (School District Financing)[1]	5.375	10/01/2022	10/01/2012	A	21,871,080
14,750,000	NYS DA (School District Financing)[1]	5.750	10/01/2017	10/01/2012	A	15,541,780
5,000,000	NYS DA (School District Financing)[1]	5.750	10/01/2022	10/01/2012	A	5,227,300
6,180,000	NYS DA (School District Financing)[1]	5.750	10/01/2030	10/01/2012	A	6,441,970
595,000	NYS DA (SCHRC)[1]	5.500	07/01/2022	07/31/2011	A	595,571
3,460,000	NYS DA (SCHRC/CHSLI Obligated Group)[1]	5.700	07/01/2013	07/31/2011	A	3,501,382
3,820,000	NYS DA (SCHRC/CHSLI Obligated Group)[1]	5.750	07/01/2014	07/31/2011	A	3,866,184
1,570,000	NYS DA (SCHRC/CHSLI Obligated Group)[1]	5.800	07/01/2015	07/31/2011	A	1,589,185
10,000	NYS DA (SCSMC/SV/CHSLI Obligated Group)[1]	5.750	07/01/2020	07/29/2011	A	10,016
21,205,000	NYS DA (SCSMC/SV/CHSLI Obligated Group)[1]	6.000	07/01/2030	07/31/2011	A	21,220,056
15,000,000	NYS DA (SCSMC/SV/CHSLI Obligated Group)[1]	6.500	07/01/2020	07/31/2011	A	15,033,300
1,100,000	NYS DA (SFH)[1]	5.500	07/01/2029	07/31/2011	A	1,100,198
250,000	NYS DA (SFH/CHSLI Obligated Group)[1]	5.500	07/01/2022	07/31/2011	A	250,240
1,000,000	NYS DA (SFH/CHSLI Obligated Group)[1]	5.800	07/01/2015	07/31/2011	A	1,012,220
15,480,000	NYS DA (SFH/GSHMC/MMC/SCHRC Obligated Group)[1]	5.000	07/01/2021	07/01/2014	A	15,949,199
230,000	NYS DA (South Nassau Communities Hospital/Winthrop University Hospital Obligated Group)[1]	5.250	07/01/2016	07/31/2011	A	232,737
230,000	NYS DA (Southside Hospital)[1]	5.000	02/15/2018	07/31/2011	A	230,308
170,000	NYS DA (Southside Hospital)[1]	5.000	02/15/2025	08/15/2011	A	170,024
135,000	NYS DA (Southside Hospital)[1]	5.200	02/15/2021	07/31/2011	A	135,122
10,000	NYS DA (Special Act School Districts)	5.750	07/01/2011	07/01/2011		10,001
35,000	NYS DA (Special Act School Districts)[1]	5.750	07/01/2019	07/31/2011	A	35,123
320,000	NYS DA (Special Act School Districts)[1]	5.875	07/01/2013	07/31/2011	A	321,258
15,000	NYS DA (Special Act School Districts)	6.000	07/01/2016	07/31/2011	A	15,053
925,000	NYS DA (Special Act School Districts)[1]	6.000	07/01/2019	07/31/2011	A	928,432
2,500,000	NYS DA (Special Surgery Hospital)[1]	6.250	08/15/2034	10/30/2018	A	2,848,650
5,250,000	NYS DA (SS Joachim & Anne Residence)[1]	5.250	07/01/2027	07/01/2012	A	5,278,980
3,500,000	NYS DA (St. Barnabas Hospital)[1]	5.125	02/01/2022	08/01/2012	A	3,620,820

21 | LIMITED TERM NEW YORK MUNICIPAL FUND

Principal				Effective
Amount		Coupon	Maturity	Maturity*		Value

New York Continued
$2,555,000	NYS DA (St. Barnabas Hospital)[1]	5.350%	08/01/2017	08/01/2011	A	$2,559,982
3,000,000	NYS DA (St. Joseph’s College)[1]	5.250	07/01/2025	07/01/2017	A	3,082,260
4,555,000	NYS DA (St. Joseph’s Hospital Health Center)[1]	5.250	07/01/2018	07/28/2011	A	4,559,100
3,685,000	NYS DA (St. Lawrence)[1]	5.400	08/15/2026	08/15/2017	A	3,977,147
100,890,000	NYS DA (St. Luke’s Roosevelt Hospital)[1]	4.800	08/15/2025	08/07/2015	A	101,766,734
100,000	NYS DA (Staten Island University Hospital)	5.000	07/01/2011	07/01/2011		100,006
35,000	NYS DA (Staten Island University Hospital)[1]	5.000	07/01/2017	07/31/2011	A	35,008
345,000	NYS DA (Suffern Free Library Assoc.)	5.000	07/01/2020	07/31/2011	A	345,328
295,000	NYS DA (Suffern Free Library)[1]	5.000	07/01/2023	07/31/2011	A	295,145
2,820,000	NYS DA (The Bronx-Lebanon Hospital Center)[1]	6.250	08/15/2022	02/15/2014	A	2,978,117
250,000	NYS DA (The Bronx-Lebanon Hospital Center)[1]	6.250	02/15/2035	02/15/2019	A	270,580
90,000	NYS DA (The Children’s Home of Kingston)[1]	5.250	07/01/2017	07/27/2011	A	90,344
2,150,000	NYS DA (United Cerebral Palsy Assoc. of Nassau County)[1]	5.500	07/01/2024	07/31/2011	A	2,152,688
1,700,000	NYS DA (United Cerebral Palsy Assoc. of NYC)[1]	5.750	07/01/2018	07/01/2012	A	1,734,680
370,000	NYS DA (United Cerebral Palsy Assoc. of NYC/United Cerebral Palsy Assoc. Obligated Group)[1]	5.000	07/01/2013	07/01/2012	A	379,994
15,000	NYS DA (United Cerebral Palsy Assoc.)	5.375	07/01/2011	07/01/2011		15,002
5,000	NYS DA (Upstate Community Colleges)[1]	5.000	07/01/2028	07/31/2011	A	5,002
1,905,000	NYS DA (Upstate Community Colleges)[1]	5.125	07/01/2021	07/01/2014	A	2,055,914
1,165,000	NYS DA (Upstate Community Colleges)[1]	5.125	07/01/2022	07/01/2014	A	1,261,019
15,000	NYS DA (W.K. Nursing Home)[1]	5.950	02/01/2016	08/01/2011	A	15,040
35,000	NYS DA (W.K. Nursing Home)[1]	6.050	02/01/2026	08/01/2011	A	35,041
2,500,000	NYS DA (Willow Towers)[1]	5.400	02/01/2034	08/01/2014	A	2,521,050
2,000,000	NYS DA (Winthrop University Hospital)[1]	5.500	07/01/2023	07/01/2013	A	2,034,440
310,000	NYS DA (Winthrop University Hospital/South Nassau Communities Hospital Obligated Group)[1]	5.250	07/01/2015	07/31/2011	A	313,776
285,000	NYS DA (Wyckoff Heights Medical Center)[1]	5.200	02/15/2013	07/31/2011	A	285,855
1,000,000	NYS DA (Wyckoff Heights Medical Center)[1]	5.200	02/15/2014	07/31/2011	A	1,002,790
20,000	NYS DA (Wyckoff Heights Medical Center)[1]	5.200	02/15/2014	07/31/2011	A	20,056
20,000	NYS DA (Wyckoff Heights Medical Center)[1]	5.200	02/15/2014	07/31/2011	A	20,063
250,000	NYS DA (Wyckoff Heights Medical Center)[1]	5.200	02/15/2015	07/31/2011	A	250,695
1,120,000	NYS DA (Wyckoff Heights Medical Center)[1]	5.300	08/15/2021	07/31/2011	A	1,121,310
26,255,000	NYS DA (Wyckoff Heights Medical Center)[1]	5.300	08/15/2021	07/31/2011	A	26,285,718
39,570,000	NYS DA, Series B3	6.650	08/15/2030	01/01/2016	B	40,572,660
1,000,000	NYS DA, Series B1	6.650	08/15/2030	08/15/2012	A	1,025,340
5,000	NYS EFC	5.600	09/15/2013	07/31/2011	A	5,022
25,000	NYS EFC (Clean Water & Drinking Revolving Funds)[1]	5.250	06/15/2016	07/18/2011	A	25,063
560,000	NYS EFC (Clean Water & Drinking Revolving Funds)[1]	5.250	10/15/2019	10/15/2011	A	567,616

22 | LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal					Effective
Amount		Coupon		Maturity	Maturity*		Value

New York Continued
$200,000	NYS EFC (Clean Water & Drinking Revolving Funds)[1]	5.250%		10/15/2021	10/15/2011	A	$202,720
955,000	NYS EFC (L.I. Water Corp.)[1]	5.250		08/01/2027	08/01/2027		953,415
20,000	NYS EFC (NYC Municipal Water Finance Authority)	5.875		06/15/2014	07/31/2011	A	20,092
7,500,000	NYS EFC (NYS Water Services)[1]	5.950		01/15/2020	01/15/2012	A	7,663,125
1,320,000	NYS EFC (NYS Water Services)	6.875		06/15/2014	07/31/2011	A	1,327,181
70,000	NYS EFC (NYS Water Services)[1]	7.500		06/15/2012	07/31/2011	A	70,428
25,000	NYS EFC (Pollution Control)[1]	6.500		06/15/2014	07/31/2011	A	25,128
1,050,000	NYS EFC (Spring Valley Water Company)[1]	5.650		11/01/2023	07/31/2011	A	1,050,830
5,800,000	NYS EFC (Spring Valley Water Company)[1]	6.300		08/01/2024	08/01/2011	A	5,805,104
36,895,000	NYS ERDA (Brooklyn Union Gas Company)[1]	5.500		01/01/2021	07/31/2011	A	37,022,288
3,000,000	NYS ERDA (Brooklyn Union Gas Company) Linked SAVRS & RIBS[1]	6.368	[6]	04/01/2020	04/01/2012	A	3,014,970
8,440,000	NYS ERDA (Central Hudson Gas & Electric Co.)[1]	5.450		08/01/2027	08/01/2011	A	8,446,077
25,000	NYS ERDA (Central Hudson Gas & Electric Co.)[1]	6.500		12/01/2028	12/01/2013	A	25,835
10,650,000	NYS ERDA (Con Ed)[1]	0.263	[6]	10/01/2036	10/01/2011	A	9,544,530
5,245,000	NYS ERDA (LILCO)[1]	5.150		03/01/2016	07/31/2011	A	5,364,429
13,795,000	NYS ERDA (LILCO)[1]	5.150		03/01/2016	07/31/2011	A	14,109,112
1,280,000	NYS ERDA (LILCO)[1]	5.150		03/01/2016	07/31/2011	A	1,316,710
4,740,000	NYS ERDA (LILCO)[1]	5.150		03/01/2016	07/31/2011	A	4,847,930
20,495,000	NYS ERDA (LILCO)[1]	5.300		11/01/2023	09/01/2011	A	20,509,961
200,000	NYS ERDA (LILCO)[1]	5.300		10/01/2024	09/01/2011	A	200,096
320,000	NYS ERDA (Niagara Mohawk Power Corp.)[1]	5.150		11/01/2025	07/31/2011	A	320,166
880,000	NYS ERDA (NYS Electric & Gas Corp.)[1]	5.350		12/01/2028	12/01/2028		853,776
3,250,000	NYS HFA (Affordable Hsg.)[1]	5.250		11/01/2027	11/01/2017	A	3,260,173
580,000	NYS HFA (Division Street)[1]	5.000		02/15/2026	07/17/2015	A	582,198
740,000	NYS HFA (Golden Age Apartments)[1]	5.000		02/15/2037	02/19/2025	B	718,725
3,000,000	NYS HFA (Horizons at Wawayanda)[1]	5.350		06/01/2025	08/01/2017	A	3,078,270
20,000	NYS HFA (Hospital & Healthcare)	5.000		11/01/2011	07/31/2011	A	20,064
8,305,000	NYS HFA (Hospital & Nursing Home)[1]	5.150		11/01/2016	07/31/2011	A	8,343,867
40,000	NYS HFA (Hospital & Nursing Home)[1]	5.500		11/01/2012	11/01/2012		42,279
65,000	NYS HFA (Hospital & Nursing Home)[1]	5.500		11/01/2013	11/01/2013		71,273
10,000	NYS HFA (Hospital & Nursing Home)[1]	6.000		11/01/2013	11/01/2013		11,235
35,000	NYS HFA (Hospital & Nursing Home)[1]	6.000		11/01/2014	11/01/2014		40,951
25,000	NYS HFA (Loewn Devel. of Wappingers Falls)[1]	5.250		08/15/2019	07/31/2011	A	25,017
55,000	NYS HFA (Meadow Manor)[1]	7.750		11/01/2019	11/01/2011	A	55,893
345,000	NYS HFA (Multifamily Hsg.)[1]	5.300		08/15/2022	08/15/2012	A	347,487
1,340,000	NYS HFA (Multifamily Hsg.)[1]	5.300		08/15/2024	08/15/2011	A	1,340,375
50,000	NYS HFA (Multifamily Hsg.)[1]	5.400		02/15/2016	07/31/2011	A	50,068
1,125,000	NYS HFA (Multifamily Hsg.)[1]	5.550		08/15/2019	08/15/2011	A	1,126,654
1,275,000	NYS HFA (Multifamily Hsg.)[1]	5.600		08/15/2019	08/15/2011	A	1,276,951

23 | LIMITED TERM NEW YORK MUNICIPAL FUND

Principal				Effective
Amount		Coupon	Maturity	Maturity*		Value

New York Continued
$1,240,000	NYS HFA (Multifamily Hsg.)[1]	5.600%	02/15/2026	08/15/2011	A	$1,240,422
1,730,000	NYS HFA (Multifamily Hsg.)[1]	5.600	08/15/2033	08/15/2013	A	1,742,698
125,000	NYS HFA (Multifamily Hsg.)[1]	6.250	08/15/2025	07/31/2011	A	125,119
325,000	NYS HFA (Multifamily Hsg.)[1]	6.750	11/15/2036	07/31/2011	A	336,473
15,000	NYS HFA (Multifamily Hsg.)	6.800	11/01/2014	07/31/2011	A	15,052
90,000	NYS HFA (Multifamily Hsg.)[1]	6.850	11/01/2019	07/31/2011	A	90,212
330,000	NYS HFA (Newburgh Interfaith Emergency Hsg.)	7.050	11/01/2012	07/31/2011	A	331,393
50,000	NYS HFA (Nonprofit Hsg.)	6.200	11/01/2011	07/31/2011	A	50,689
40,000	NYS HFA (Nonprofit Hsg.)	6.200	11/01/2012	07/31/2011	A	40,543
25,000	NYS HFA (Nonprofit Hsg.)	6.200	11/01/2013	07/31/2011	A	25,331
5,085,000	NYS HFA (Phillips Village)	7.750	08/15/2017	07/31/2011	A	5,146,223
2,695,000	NYS HFA (Senior Devel. Hsg.)[1]	5.100	11/15/2023	08/16/2016	A	2,765,124
1,515,000	NYS HFA (Simeon Dewitt)[1]	8.000	11/01/2018	07/31/2011	A	1,558,617
245,000	NYS HFA (Tiffany Gardens)[1]	4.500	08/15/2015	09/14/2013	B	256,949
2,190,000	NYS HFA, Series A	6.100	11/01/2015	07/31/2011	A	2,199,702
405,000	NYS HFA, Series A1	6.125	11/01/2020	07/31/2011	A	405,535
270,000	NYS Medcare (Hospital & Nursing Home)[1]	7.000	08/15/2032	07/21/2011	A	270,986
135,000	NYS Medcare (Hospital & Nursing Home)[1]	7.400	11/01/2016	07/31/2011	A	135,668
65,000	NYS Medcare (Hospital & Nursing Home)[1]	9.375	11/01/2016	07/31/2011	A	65,474
10,710,000	NYS Municipal Bond Bank Agency (Special School Purpose)[1]	5.250	12/01/2019	06/01/2013	A	11,379,589
2,930,000	NYS Municipal Bond Bank Agency (Special School Purpose)[1]	5.500	06/01/2015	06/01/2013	A	3,156,929
4,000,000	NYS UDC (Subordinated Lien)[1]	5.125	07/01/2020	07/01/2014	A	4,196,560
1,000,000	NYS UDC (Subordinated Lien)[1]	5.125	07/01/2021	07/01/2014	A	1,051,180
5,015,000	NYS UDC (Subordinated Lien)[1]	5.500	07/01/2016	07/28/2011	A	5,034,709
6,695,000	NYS UDC (Subordinated Lien)[1]	5.500	07/01/2022	07/31/2011	A	6,717,094
6,795,000	NYS UDC (Subordinated Lien)[1]	5.600	07/01/2026	07/31/2011	A	6,816,065
3,675,000	NYS UDC, Series D1	5.625	01/01/2028	01/01/2019	A	3,978,335
1,885,000	Oneida County, NY IDA (Faxton Hospital)[1]	6.625	01/01/2015	07/31/2011	A	1,900,174
130,000	Oneida County, NY IDA (Mohawk Valley Network/Faxton-St. Luke’s Healthcare Obligated Group)[1]	5.000	01/01/2013	01/01/2012	A	132,685
1,190,000	Oneida County, NY IDA (Presbyterian Home)[1]	5.250	03/01/2019	09/01/2011	A	1,194,308
1,615,000	Oneida County, NY IDA (Presbyterian Home)[1]	6.100	06/01/2020	07/31/2011	A	1,618,795
830,000	Oneida County, NY IDA (Presbyterian Home)[1]	6.250	06/01/2015	07/31/2011	A	833,121
645,000	Onondaga County, NY IDA (Le Moyne College)[1]	5.500	03/01/2014	07/31/2011	A	646,290
200,000	Orange County, NY IDA (Orange Mental Retardation Properties)	6.125	05/01/2016	07/31/2011	A	200,764
4,090,000	Orange County, NY IDA (St. Luke’s Cornwall Hospital Obligated Group)[1]	6.000	12/01/2016	12/01/2011	A	4,172,454
1,520,000	Orange County, NY IDA (St. Luke’s Cornwall Hospital Obligated Group)[1]	6.000	12/01/2016	12/01/2011	A	1,550,643

24 | LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal				Effective
Amount		Coupon	Maturity	Maturity*		Value

New York Continued
$55,000	Oswego County, NY IDA (Seneca Hill Manor)[1]	5.550%	08/01/2022	08/01/2011	A	$55,059
3,510,000	Oswego County, NY IDA (Seneca Hill Manor)[1]	5.650	08/01/2037	08/01/2011	A	3,511,123
565,000	Otsego County, NY IDA (AOFMHS)[1]	5.350	10/01/2017	07/31/2011	A	567,130
510,000	Otsego County, NY IDA (Bassett Healthcare Project)[1]	5.375	11/01/2020	11/01/2011	A	510,877
1,350,000	Otsego County, NY IDA (Hartwick College)[1]	6.000	07/01/2013	07/01/2012	A	1,365,012
1,435,000	Otsego County, NY IDA (Hartwick College)[1]	6.000	07/01/2014	07/01/2012	A	1,448,374
1,520,000	Otsego County, NY IDA (Hartwick College)[1]	6.000	07/01/2015	07/01/2012	A	1,529,378
1,610,000	Otsego County, NY IDA (Hartwick College)[1]	6.000	07/01/2016	07/01/2012	A	1,617,132
3,625,000	Otsego County, NY IDA (Mary Imogene Bassett Hospital)[1]	5.350	11/01/2020	11/01/2011	A	3,630,909
25,000	Plattsburgh, NY Fire District No. 3[1]	6.250	10/15/2014	10/15/2011	A	25,417
96,285,000	Port Authority NY/NJ (JFK International Air Terminal)[1]	5.750	12/01/2022	01/10/2021	B	95,557,085
43,160,000	Port Authority NY/NJ (JFK International Air Terminal)	5.750	12/01/2025	12/14/2024	B	42,162,572
49,140,000	Port Authority NY/NJ (JFK International Air Terminal)[1]	5.900	12/01/2017	07/31/2011	A	49,181,278
18,355,000	Port Authority NY/NJ (JFK International Air Terminal)[1]	6.250	12/01/2014	12/01/2014		19,475,756
39,000,000	Port Authority NY/NJ (JFK International Air Terminal)[1]	6.500	12/01/2028	12/01/2015	A	41,123,160
8,810,000	Port Authority NY/NJ (KIAC)[1]	6.750	10/01/2011	10/01/2011		8,795,375
29,175,000	Port Authority NY/NJ (KIAC)[1]	6.750	10/01/2019	09/04/2016	B	27,019,259
20,000	Port Authority NY/NJ, 103rd Series[1]	5.250	12/15/2012	07/31/2011	A	20,076
10,000	Port Authority NY/NJ, 116th Series[1]	5.000	10/01/2012	07/31/2011	A	10,036
100,000	Port Authority NY/NJ, 116th Series[1]	5.000	10/01/2013	07/31/2011	A	100,361
160,000	Port Authority NY/NJ, 116th Series[1]	5.250	10/01/2014	07/31/2011	A	160,611
55,000	Port Authority NY/NJ, 116th Series[1]	5.250	10/01/2015	07/31/2011	A	55,210
815,000	Port Authority NY/NJ, 122nd Series[1]	5.000	07/15/2018	07/31/2011	A	816,271
30,000	Port Authority NY/NJ, 122nd Series[1]	5.000	07/15/2020	07/31/2011	A	30,028
300,000	Port Authority NY/NJ, 122nd Series[1]	5.000	07/15/2022	07/31/2011	A	300,192
55,000	Port Authority NY/NJ, 122nd Series[1]	5.000	07/15/2031	07/31/2011	A	55,001
165,000	Port Authority NY/NJ, 122nd Series[1]	5.000	07/15/2031	07/31/2011	A	165,002
2,060,000	Port Authority NY/NJ, 122nd Series	5.500	07/15/2011	07/15/2011		2,064,429
25,000	Port Authority NY/NJ, 122nd Series	5.500	07/15/2012	07/31/2011	A	25,101
5,170,000	Port Authority NY/NJ, 122nd Series[1]	5.500	07/15/2015	07/31/2011	A	5,184,631
30,000	Port Authority NY/NJ, 124th Series[1]	4.800	08/01/2018	08/01/2011	A	30,041
1,695,000	Port Authority NY/NJ, 124th Series[1]	5.000	08/01/2019	08/01/2011	A	1,697,000
20,000	Port Authority NY/NJ, 124th Series[1]	5.000	08/01/2021	08/01/2011	A	20,016
265,000	Port Authority NY/NJ, 124th Series[1]	5.000	08/01/2022	08/01/2011	A	265,167
325,000	Port Authority NY/NJ, 124th Series[1]	5.000	08/01/2024	08/01/2011	A	325,101

25 | LIMITED TERM NEW YORK MUNICIPAL FUND

Principal				Effective
Amount		Coupon	Maturity	Maturity*		Value

New York Continued
$100,000	Port Authority NY/NJ, 124th Series[1]	5.000%	08/01/2025	08/01/2011	A	$100,024
60,000	Port Authority NY/NJ, 124th Series[1]	5.000	08/01/2031	08/01/2011	A	60,001
15,000	Port Authority NY/NJ, 126th Series[1]	5.000	11/15/2024	05/15/2013	A	15,207
85,000	Port Authority NY/NJ, 126th Series[1]	5.125	11/15/2032	05/15/2014	A	85,468
230,000	Port Authority NY/NJ, 127th Series[1]	5.000	12/15/2022	06/15/2012	A	234,131
30,000	Port Authority NY/NJ, 127th Series[1]	5.000	12/15/2024	06/15/2013	A	30,424
10,000	Port Authority NY/NJ, 131st Series[1]	5.000	12/15/2026	06/15/2015	A	10,138
18,855,000	Port Authority NY/NJ, 136th Series[1]	5.375	11/01/2025	05/01/2014	A	19,586,385
5,745,000	Port Authority NY/NJ, 141st Series[1]	5.000	09/01/2021	09/01/2015	A	5,978,534
14,110,000	Port Authority NY/NJ, 141st Series[1]	5.000	09/01/2022	09/01/2015	A	14,587,059
6,000,000	Port Authority NY/NJ, 141st Series[1]	5.000	09/01/2025	09/01/2015	A	6,086,340
10,000,000	Port Authority NY/NJ, 141st Series[1]	5.000	09/01/2026	09/01/2015	A	10,143,900
4,300,000	Port Authority NY/NJ, 143rd Series[1]	5.000	10/01/2030	04/01/2016	A	4,333,110
2,100,000	Port Authority NY/NJ, 151st Series[1]	6.000	09/15/2028	03/15/2018	A	2,243,514
250,000	Port Authority NY/NJ, 152nd Series[1]	5.000	11/01/2023	05/01/2018	A	257,448
2,100,000	Port Authority NY/NJ, 152nd Series[1]	5.750	11/01/2030	05/01/2018	A	2,232,804
2,780,000	Port Authority NY/NJ, 37th Series[1]	5.500	07/15/2019	07/15/2014	A	3,049,493
1,145,000	Poughkeepsie, NY IDA (Eastman & Bixby Redevel. Corp.)[1]	5.900	08/01/2020	08/01/2011	A	1,146,477
1,200,000	Rensselaer County, NY IDA (Franciscan Heights)[1]	5.375	12/01/2025	12/01/2014	A	1,210,668
135,000	Rensselaer County, NY IDA (Rensselaer Polytechnical Institute)[1]	5.125	08/01/2027	08/01/2011	A	135,014
265,000	Rensselaer County, NY IDA (Rensselaer Polytechnical Institute)[1]	5.125	08/01/2029	08/01/2011	A	264,981
50,000	Rensselaer County, NY IDA (Rensselaer Polytechnical Institute)[1]	5.500	08/01/2022	08/01/2011	A	50,052
1,480,000	Rensselaer County, NY Tobacco Asset Securitization Corp.[1]	5.200	06/01/2025	04/19/2013	B	1,373,203
1,490,000	Rensselaer County, NY Tobacco Asset Securitization Corp.[1]	5.750	06/01/2043	12/09/2024	B	1,241,185
230,000	Rensselaer, NY Municipal Leasing Corp. (Rensselaer County Nursing Home)[1]	5.000	06/01/2019	06/01/2014	A	238,066
5,845,000	Rensselaer, NY Municipal Leasing Corp. (Rensselaer County Nursing Home)[1]	5.875	06/01/2022	06/01/2014	A	6,120,767
25,000	Rockland County, NY Solid Waste Management Authority[1]	5.625	12/15/2014	07/31/2011	A	25,071
7,745,000	Rockland County, NY Tobacco Asset Securitization Corp.[1]	5.500	08/15/2025	09/12/2014	B	7,364,875
55,000	Rome, NY HDC, Series A1	6.250	01/01/2024	07/31/2011	A	55,068
500,000	Saratoga County, NY IDA (Saratoga Hospital/Saratoga Care/Benedict Community Health Center)[1]	5.000	12/01/2014	12/01/2014		542,785

26 | LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal				Effective
Amount		Coupon	Maturity	Maturity*		Value

New York Continued
$3,725,000	Saratoga County, NY IDA (Saratoga Hospital/Saratoga Care/Benedict Community Health Center)[1]	5.750%	12/01/2023	07/31/2011	A	$3,728,166
6,540,000	Saratoga County, NY IDA (Saratoga Hospital/Saratoga Care/Benedict Community Health Center)[1]	5.750	12/01/2033	09/30/2011	A	6,540,523
3,405,000	Schenectady, NY Metroplex Devel. Authority, Series A1	5.375	12/15/2021	12/15/2012	A	3,495,914
25,000	Scotia, NY GO1	6.100	01/15/2012	01/15/2012		25,720
50,000	Seneca County, NY IDA (New York Chiropractic College)[1]	4.000	10/01/2015	10/01/2015		52,286
870,000	SONYMA, Series 101[1]	5.000	10/01/2018	10/01/2011	A	871,627
25,000	SONYMA, Series 101[1]	5.250	04/01/2022	10/01/2011	A	25,038
4,550,000	SONYMA, Series 101[1]	5.350	10/01/2026	10/01/2011	A	4,554,641
795,000	SONYMA, Series 133[1]	4.950	10/01/2021	06/10/2014	A	808,602
580,000	SONYMA, Series 145[1]	4.950	10/01/2023	06/10/2012	A	590,852
20,465,000	SONYMA, Series 29[3]	5.450	10/01/2031	07/06/2012	B	20,552,245
400,000	SONYMA, Series 31[1]	5.200	10/01/2021	07/31/2011	A	400,224
485,000	SONYMA, Series 31[1]	5.300	10/01/2031	07/31/2011	A	485,010
85,000	SONYMA, Series 63	5.700	10/01/2011	07/31/2011	A	85,283
5,000	SONYMA, Series 65	5.550	10/01/2012	07/31/2011	A	5,013
245,000	SONYMA, Series 67[1]	5.600	10/01/2014	07/31/2011	A	245,505
100,000	SONYMA, Series 67[1]	5.600	10/01/2014	07/31/2011	A	100,197
1,105,000	SONYMA, Series 67[1]	5.700	10/01/2017	07/31/2011	A	1,106,459
500,000	SONYMA, Series 67[1]	5.800	10/01/2028	07/31/2011	A	523,740
50,000	SONYMA, Series 69[1]	5.400	10/01/2019	07/31/2011	A	50,045
3,805,000	SONYMA, Series 69[1]	5.400	10/01/2019	07/31/2011	A	3,808,386
9,085,000	SONYMA, Series 69[1]	5.500	10/01/2028	07/31/2011	A	9,086,726
145,000	SONYMA, Series 70[1]	5.375	10/01/2017	07/31/2011	A	145,223
20,000	SONYMA, Series 70[1]	5.375	10/01/2017	07/31/2011	A	20,027
375,000	SONYMA, Series 71[1]	5.350	10/01/2018	07/31/2011	A	375,345
10,000	SONYMA, Series 72[1]	5.200	10/01/2016	07/31/2011	A	10,020
65,000	SONYMA, Series 72[1]	5.300	04/01/2027	07/31/2011	A	65,005
440,000	SONYMA, Series 73-A1	5.250	10/01/2017	07/31/2011	A	440,418
215,000	SONYMA, Series 73-A1	5.300	10/01/2028	07/31/2011	A	215,009
29,220,000	SONYMA, Series 77[1]	5.150	04/01/2029	07/31/2011	A	29,220,000
9,435,000	SONYMA, Series 79[1]	5.250	10/01/2021	07/31/2011	A	9,438,208
55,000	SONYMA, Series 79[1]	5.250	10/01/2021	07/31/2011	A	55,033
770,000	SONYMA, Series 79[1]	5.300	04/01/2029	07/31/2011	A	770,015
2,140,000	SONYMA, Series 80[1]	5.100	10/01/2017	07/31/2011	A	2,143,146
5,395,000	SONYMA, Series 82[1]	5.550	10/01/2019	07/31/2011	A	5,400,449
45,000	SONYMA, Series 82[1]	5.650	04/01/2030	07/31/2011	A	45,014

27 | LIMITED TERM NEW YORK MUNICIPAL FUND

Principal				Effective
Amount		Coupon	Maturity	Maturity*		Value

New York Continued
$1,635,000	SONYMA, Series 83[1]	5.450%	04/01/2018	07/31/2011	A	$1,637,420
45,000	SONYMA, Series 83[1]	5.550	10/01/2027	07/31/2011	A	45,021
15,000	SONYMA, Series 83[1]	5.550	10/01/2027	07/31/2011	A	15,008
6,150,000	SONYMA, Series 97[1]	5.400	10/01/2021	07/31/2011	A	6,154,182
500,000	SONYMA, Series 98[1]	5.050	10/01/2017	07/31/2011	A	500,730
385,000	Spring Valley, NY (Quality Redevel.)[1]	5.000	06/15/2021	06/15/2017	A	400,462
405,000	Spring Valley, NY (Quality Redevel.)[1]	5.000	06/15/2022	06/15/2017	A	417,587
300,000	Spring Valley, NY GO1	5.000	05/01/2020	05/01/2015	A	310,101
310,000	Spring Valley, NY GO1	5.000	05/01/2021	05/01/2015	A	318,485
325,000	Spring Valley, NY GO1	5.000	05/01/2022	05/01/2015	A	331,900
335,000	Spring Valley, NY GO1	5.000	05/01/2023	05/01/2015	A	340,018
350,000	Spring Valley, NY GO1	5.000	05/01/2024	05/01/2015	A	352,587
365,000	Spring Valley, NY GO1	5.000	05/01/2025	05/01/2015	A	366,555
3,185,000	St. Lawrence County, NY IDA (Curran Renewable Energy)[1]	6.200	12/01/2017	12/01/2014	B	2,797,099
460,000	Suffolk County, NY IDA (ALIA-CCDRCA)[1]	7.000	06/01/2016	03/30/2013	A	461,596
500,000	Suffolk County, NY IDA (ALIA-Civic Facility)[1]	5.950	11/01/2022	01/11/2020	B	449,605
130,000	Suffolk County, NY IDA (ALIA-Civic Facility)[1]	6.000	11/01/2017	05/01/2015	B	123,120
530,000	Suffolk County, NY IDA (ALIA-Civic Facility)[1]	6.000	11/01/2017	07/17/2015	B	501,952
555,000	Suffolk County, NY IDA (ALIA-FREE)[1]	7.000	06/01/2016	03/31/2013	A	556,926
200,000	Suffolk County, NY IDA (ALIA-IGHL)[1]	5.950	11/01/2022	04/30/2019	B	179,842
225,000	Suffolk County, NY IDA (ALIA-IGHL)[1]	6.500	12/01/2013	12/20/2012	B	222,683
800,000	Suffolk County, NY IDA (ALIA-LIHIA)[1]	5.950	11/01/2022	10/08/2019	B	719,368
300,000	Suffolk County, NY IDA (ALIA-NYS ARC)[1]	5.950	11/01/2022	11/28/2019	B	269,763
300,000	Suffolk County, NY IDA (ALIA-WORCA)[1]	5.950	11/01/2022	09/12/2019	B	269,763
260,000	Suffolk County, NY IDA (ALIA-WORCA)[1]	7.000	06/01/2016	03/30/2013	A	260,902
300,000	Suffolk County, NY IDA (Catholic Charities)[1]	6.000	10/01/2020	09/20/2016	B	277,527
300,000	Suffolk County, NY IDA (DDI)[1]	6.000	10/01/2020	09/19/2016	B	277,527
300,000	Suffolk County, NY IDA (DDI)[1]	6.000	10/01/2020	09/24/2016	B	277,527
1,065,000	Suffolk County, NY IDA (Dowling College)[1]	5.000	06/01/2018	06/01/2018		959,970
12,000,000	Suffolk County, NY IDA (Engel Berman at East Northport)[1]	7.125	11/01/2049	11/01/2012	A	12,064,320
24,135,000	Suffolk County, NY IDA (Engel Berman at East Northport)[1]	7.125	11/01/2049	11/01/2012	A	24,264,364
110,000	Suffolk County, NY IDA (Family Residences)[1]	6.000	10/01/2015	11/20/2013	B	106,570
355,000	Suffolk County, NY IDA (Family Residences), Series A1	6.375	12/01/2018	10/18/2015	B	339,689
2,425,000	Suffolk County, NY IDA (Family Residences), Series A1	6.375	12/01/2018	10/01/2015	B	2,320,410
600,000	Suffolk County, NY IDA (Independent Group Home Living)[1]	6.000	10/01/2020	09/21/2016	B	555,054
300,000	Suffolk County, NY IDA (L.I. Network Community Services)[1]	7.000	02/01/2014	11/19/2012	B	301,110

28 | LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal				Effective
Amount		Coupon	Maturity	Maturity*		Value

New York Continued
$265,000	Suffolk County, NY IDA (Mattituck-Laurel Library)[1]	6.000%	09/01/2019	09/01/2011	A	$268,315
290,000	Suffolk County, NY IDA (Nassau-Suffolk Services for Autism)[1]	6.250	11/01/2016	06/28/2014	B	281,271
105,000	Suffolk County, NY IDA (Nassau-Suffolk Services for Autism)[1]	6.250	11/01/2016	07/20/2014	B	101,840
700,000	Suffolk County, NY IDA (New York Institute of Technology)[1]	5.250	03/01/2017	03/01/2015	A	749,000
1,000,000	Suffolk County, NY IDA (New York Institute of Technology)[1]	5.250	03/01/2018	03/01/2015	A	1,056,090
500,000	Suffolk County, NY IDA (New York Institute of Technology)[1]	5.250	03/01/2019	03/01/2015	A	523,035
720,000	Suffolk County, NY IDA (New York Institute of Technology)[1]	5.250	03/01/2020	03/01/2015	A	747,007
1,000,000	Suffolk County, NY IDA (New York Institute of Technology)[1]	5.250	03/01/2021	03/01/2015	A	1,031,420
615,000	Suffolk County, NY IDA (Pederson-Krager Center)[1]	6.375	11/01/2015	12/15/2013	B	589,348
435,000	Suffolk County, NY IDA (Pederson-Krager Center)[1]	6.400	02/01/2015	08/30/2013	B	414,516
200,000	Suffolk County, NY IDA (Suffolk Hotels)[1]	6.000	10/01/2020	09/14/2016	B	185,018
500,000	Suffolk County, NY IDA (WORCA)[1]	6.000	10/01/2020	09/23/2016	B	462,545
930,000	Sullivan County, NY IDA (Center for Discovery)[1]	5.625	06/01/2013	12/06/2012	B	907,196
4,500,000	Sullivan County, NY IDA (Center for Discovery)[1]	5.875	07/01/2022	07/01/2022		3,580,155
4,970,000	Sullivan County, NY IDA (Center for Discovery)[1]	6.375	02/01/2020	06/30/2016	B	4,532,541
30,000	Syracuse, NY Hsg. Authority[1]	5.400	09/01/2021	09/01/2013	A	31,228
265,000	Syracuse, NY IDA (Crouse Irving Companies)[1]	5.250	01/01/2017	07/31/2011	A	265,657
25,000	Syracuse, NY IDA (Jewish Home of Central New York)[1]	7.375	03/01/2021	04/02/2017	B	24,366
510,000	Syracuse, NY IDA (One Center Armory Garage)	6.750	12/01/2017	11/30/2011	A	509,975
900,000	Tompkins County, NY IDA (Kendall at Ithaca)[1]	5.750	07/01/2018	07/31/2011	A	930,528
2,000,000	Tompkins County, NY IDA (Kendall at Ithaca)[1]	6.000	07/01/2024	07/31/2011	A	2,066,860
105,000	Tompkins, NY Health Care Corp. (Reconstruction Home)[1]	5.875	02/01/2033	08/01/2011	A	105,084
385,000	Tompkins, NY Health Care Corp. (Reconstruction Home)[1]	10.800	02/01/2028	08/01/2011	A	402,406
10,000	Ulster County, NY GO1	5.400	11/15/2013	11/15/2011	A	10,184
10,000	Ulster County, NY GO1	5.400	11/15/2015	11/15/2011	A	10,184
25,000	Ulster County, NY GO1	5.500	11/15/2012	11/15/2011	A	25,473
155,000	Ulster County, NY Res Rec[1]	5.000	03/01/2016	03/01/2016		168,950
160,000	Ulster County, NY Res Rec[1]	5.000	03/01/2017	03/01/2016	A	172,192

29 | LIMITED TERM NEW YORK MUNICIPAL FUND

Principal				Effective
Amount		Coupon	Maturity	Maturity*		Value

New York Continued
$170,000	Ulster County, NY Res Rec[1]	5.000%	03/01/2018	03/01/2016	A	$180,445
360,000	Ulster County, NY Tobacco Asset Securitization Corp.[1]	6.000	06/01/2040	02/24/2036	B	308,502
25,000	Ulster County, NY Tobacco Asset Securitization Corp.	6.250	06/01/2025	12/07/2020	B	24,058
830,000	Ulster County, NY Tobacco Asset Securitization Corp.[1]	6.450	06/01/2040	08/14/2033	B	722,324
10,730,000	Ulster County, NY Tobacco Asset Securitization Corp.[1]	6.750	06/01/2030	06/19/2024	B	10,246,077
125,000	Utica, NY IDA (Munson-Williams-Proctor Arts Institute)[1]	5.375	07/15/2019	07/31/2011	A	125,434
75,000	Utica, NY IDA (Munson-Williams-Proctor Arts Institute)[1]	5.400	07/15/2030	07/15/2012	A	75,617
20,000	Utica, NY IDA (Munson-Williams-Proctor Arts Institute)[1]	5.500	07/15/2016	07/31/2011	A	20,072
25,000	Utica, NY IDA (Munson-Williams-Proctor Arts Institute)[1]	5.500	07/15/2029	07/31/2011	A	25,021
330,000	Utica, NY IDA (Utica College Civic Facility)[1]	6.375	12/01/2011	12/01/2011		333,274
15,000	Victor, NY GO1	4.800	12/15/2017	12/15/2011	A	15,297
100,000	Westchester County, NY GO1	5.375	12/15/2012	12/15/2011	A	102,166
50,000	Westchester County, NY GO1	5.375	12/15/2013	12/15/2011	A	50,938
100,000	Westchester County, NY Healthcare Corp., Series A1	5.875	11/01/2025	09/30/2011	A	100,017
100,000	Westchester County, NY IDA (Clearview School)[1]	6.600	01/01/2014	10/01/2012	B	99,907
580,000	Westchester County, NY IDA (Guiding Eyes for the Blind)[1]	4.500	08/01/2012	02/03/2012	B	585,475
855,000	Westchester County, NY IDA (JDAM)[1]	6.750	04/01/2016	10/01/2011	A	857,668
340,000	Westchester County, NY IDA (Purchase College Foundation Hsg. Corp.)[1]	5.500	12/01/2015	12/01/2011	A	350,142
1,930,000	Westchester County, NY IDA (Rippowam-Cisqua School)[1]	5.750	06/01/2029	05/26/2022	B	1,919,231
605,000	Westchester County, NY IDA (Schnurmacher Center)[1]	6.000	11/01/2011	11/01/2011		603,905
110,000	Westchester County, NY IDA (Westchester Airport Assoc.)[1]	5.850	08/01/2014	08/01/2011	A	110,317
690,000	Westchester County, NY IDA (Westchester Airport Assoc.)[1]	5.950	08/01/2024	08/01/2011	A	690,518
100,000	Westchester County, NY IDA (Winward School)[1]	5.200	10/01/2021	10/01/2011	A	100,074
6,705,000	Westchester County, NY Tobacco Asset Securitization Corp.[1]	4.500	06/01/2021	11/17/2011	B	6,492,988
9,600,000	Westchester County, NY Tobacco Asset Securitization Corp.[1]	5.000	06/01/2026	11/18/2016	B	8,939,424

30 | LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal				Effective
Amount		Coupon	Maturity	Maturity*		Value

New York Continued
$90,000	White Plains, NY HDC (Battle Hill)	6.650%	02/01/2025	07/31/2011	A	$90,131
1,000,000	Yonkers, NY EDC (Charter School of Educational Excellence[1]	6.000	10/15/2030	11/17/2024	B	932,890
95,000	Yonkers, NY IDA (Michael Malotz Skilled Nursing Pavilion)[1]	5.450	02/01/2029	08/01/2011	A	95,069
165,000	Yonkers, NY IDA (Michael Malotz Skilled Nursing Pavilion)[1]	5.650	02/01/2039	08/01/2011	A	165,086
1,455,000	Yonkers, NY IDA (Monastery Manor Associates)[1]	5.000	04/01/2025	05/07/2023	B	1,448,453
1,250,000	Yonkers, NY IDA (Sarah Lawrence College)	5.750	06/01/2024	06/01/2019	A	1,359,150
1,350,000	Yonkers, NY IDA (St. John’s Riverside Hospital)[1]	6.800	07/01/2016	05/11/2012	A	1,353,537

						3,231,852,655

U.S. Possessions—29.3%
9,210,000	Guam Airport Authority, Series C1	5.375	10/01/2019	10/01/2013	A	9,378,543
6,000,000	Guam Airport Authority, Series C1	5.375	10/01/2020	10/01/2013	A	6,084,780
192,000	Guam EDA (TASC)[1]	5.300	05/15/2014	05/15/2014		215,810
5,000,000	Guam Government Waterworks Authority & Wastewater System[1]	5.250	07/01/2025	08/08/2023	B	4,581,600
50,000	Guam International Airport Authority[1]	4.500	10/01/2014	10/01/2013	A	51,376
10,000	Guam International Airport Authority[1]	5.000	10/01/2023	10/01/2023		9,771
25,000	Guam International Airport Authority[1]	5.250	10/01/2016	10/01/2013	A	26,104
1,290,000	Guam Power Authority, Series A1	5.000	10/01/2018	10/13/2017	B	1,265,322
25,000	Guam Power Authority, Series A1	5.000	10/01/2024	07/23/2023	B	23,275
20,000	Guam Power Authority, Series A1	5.250	10/01/2013	07/31/2011	A	20,044
335,000	Guam Power Authority, Series A1	5.250	10/01/2013	07/31/2011	A	335,734
50,000	Guam Power Authority, Series A1	5.250	10/01/2014	09/30/2011	A	49,998
710,000	Guam Power Authority, Series A1	5.250	10/01/2023	09/02/2019	B	667,123
655,000	Guam Power Authority, Series A1	5.250	10/01/2023	09/02/2019	B	615,445
40,000	Guam Power Authority, Series A1	5.250	10/01/2034	11/07/2032	B	37,101
195,000	Guam Tobacco Settlement Economic Devel. & Commerce Authority (TASC)[1]	5.250	06/01/2032	11/27/2015	B	176,615
100,000	Northern Mariana Islands Commonwealth, Series A1	6.750	10/01/2033	10/01/2012	B	92,811
375,000	Puerto Rico Children’s Trust Fund (TASC)[1]	4.100	05/15/2013	05/15/2012	A	378,338
200,000	Puerto Rico Children’s Trust Fund (TASC)[1]	4.250	05/15/2014	05/15/2012	A	201,188
211,365,000	Puerto Rico Children’s Trust Fund (TASC)[1]	5.375	05/15/2033	01/14/2016	B	194,170,457
68,875,000	Puerto Rico Children’s Trust Fund (TASC)	5.500	05/15/2039	02/26/2025	B	58,421,841
30,755,000	Puerto Rico Children’s Trust Fund (TASC)	5.625	05/15/2043	12/27/2029	B	26,208,796
17,500,000	Puerto Rico Commonwealth GO1	4.750	12/01/2015	12/01/2012	A	18,107,250
50,000	Puerto Rico Commonwealth GO1	5.000	07/01/2026	07/01/2026		48,111
50,000	Puerto Rico Commonwealth GO1	5.000	07/01/2028	12/14/2026	B	47,847
2,000,000	Puerto Rico Commonwealth GO1	5.000	07/01/2030	07/01/2012	C	2,054,540

31 | LIMITED TERM NEW YORK MUNICIPAL FUND

Principal				Effective
Amount		Coupon	Maturity	Maturity*		Value

U.S. Possessions Continued
$2,660,000	Puerto Rico Commonwealth GO1	5.125%	07/01/2031	07/01/2031		$2,493,910
7,000,000	Puerto Rico Commonwealth GO1	5.250	01/01/2015	07/05/2014	B	7,361,620
880,000	Puerto Rico Commonwealth GO1	5.250	07/01/2018	07/01/2013	A	900,803
900,000	Puerto Rico Commonwealth GO1	5.250	07/01/2019	07/01/2013	A	915,894
500,000	Puerto Rico Commonwealth GO1	5.250	07/01/2020	07/01/2014	A	509,720
2,430,000	Puerto Rico Commonwealth GO1	5.250	07/01/2021	07/01/2014	A	2,459,889
4,795,000	Puerto Rico Commonwealth GO1	5.250	07/01/2022	07/01/2014	A	4,822,715
1,850,000	Puerto Rico Commonwealth GO1	5.250	07/01/2022	07/01/2016	A	1,866,983
11,000,000	Puerto Rico Commonwealth GO1	5.250	07/01/2023	07/01/2013	A	11,008,250
4,575,000	Puerto Rico Commonwealth GO1	5.250	07/01/2023	07/01/2014	A	4,580,033
14,850,000	Puerto Rico Commonwealth GO1	5.250	07/01/2024	07/01/2024		14,780,799
21,785,000	Puerto Rico Commonwealth GO1	5.250	07/01/2025	07/01/2025		21,508,766
4,750,000	Puerto Rico Commonwealth GO1	5.250	07/01/2027	07/01/2027		4,684,308
15,000	Puerto Rico Commonwealth GO1	5.250	07/01/2029	07/01/2029		14,659
5,000,000	Puerto Rico Commonwealth GO1	5.250	07/01/2030	07/01/2030		4,808,200
2,840,000	Puerto Rico Commonwealth GO1	5.250	07/01/2030	05/09/2029	B	2,731,058
14,750,000	Puerto Rico Commonwealth GO1	5.250	07/01/2032	07/01/2032		13,908,808
11,735,000	Puerto Rico Commonwealth GO1	5.250	07/01/2032	10/02/2031	B	11,065,753
6,060,000	Puerto Rico Commonwealth GO1	5.375	07/01/2028	07/01/2028		6,049,940
3,000,000	Puerto Rico Commonwealth GO1	5.500	07/01/2019	07/01/2019		3,242,640
13,100,000	Puerto Rico Commonwealth GO1	5.500	07/01/2023	07/01/2018	A	13,320,473
305,000	Puerto Rico Commonwealth GO1	5.625	07/01/2019	07/31/2011	A	305,311
1,320,000	Puerto Rico Commonwealth GO1	6.000	07/01/2027	07/01/2018	A	1,371,124
10,000,000	Puerto Rico Commonwealth GO2	6.000	07/01/2029	07/01/2016	A	10,410,900
1,950,000	Puerto Rico Commonwealth GO1	6.500	07/01/2037	07/01/2019	A	2,070,998
28,360,000	Puerto Rico Electric Power Authority, Series AAA[1]	5.250	07/01/2022	07/01/2020	A	29,695,756
10,920,000	Puerto Rico Electric Power Authority, Series AAA[1]	5.250	07/01/2023	07/01/2020	A	11,356,800
11,490,000	Puerto Rico Electric Power Authority, Series AAA[1]	5.250	07/01/2024	07/01/2020	A	11,805,171
12,095,000	Puerto Rico Electric Power Authority, Series AAA[1]	5.250	07/01/2025	07/01/2020	A	12,277,030
4,905,000	Puerto Rico Electric Power Authority, Series CCC[1]	5.250	07/01/2028	07/01/2028		4,872,284
12,500,000	Puerto Rico Electric Power Authority, Series WW1	5.250	07/01/2025	07/01/2018	A	12,653,250
85,000	Puerto Rico HFA[1]	5.000	12/01/2020	12/01/2013	A	87,227
37,000,000	Puerto Rico HFA (Vivienda Modernization)[1]	4.750	10/01/2011	08/01/2011	A	37,122,840
100,000	Puerto Rico HFC[1]	5.100	12/01/2018	12/01/2011	A	101,290
90,000	Puerto Rico Highway & Transportation Authority[1]	5.000	07/01/2022	01/22/2021	B	89,699

32 | LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal					Effective
Amount		Coupon		Maturity	Maturity*		Value

U.S. Possessions Continued
$35,000	Puerto Rico Highway & Transportation Authority[1]	5.000%		07/01/2028	02/20/2026	B	$33,493
90,000	Puerto Rico Highway & Transportation Authority[1]	5.000		07/01/2028	08/06/2026	B	86,124
45,000	Puerto Rico Highway & Transportation Authority[1]	5.250		07/01/2014	01/01/2012	A	45,613
425,000	Puerto Rico Highway & Transportation Authority[1]	5.750		07/01/2019	07/01/2013	A	436,539
230,000	Puerto Rico Highway & Transportation Authority[1]	5.750		07/01/2020	07/01/2013	A	235,226
85,000	Puerto Rico Highway & Transportation Authority[1]	5.750		07/01/2021	07/01/2013	A	87,596
7,995,000	Puerto Rico Highway & Transportation Authority[1]	5.750		07/01/2022	07/01/2013	A	8,101,813
5,000	Puerto Rico Highway & Transportation Authority, Series A1	5.000		07/01/2028	05/23/2024	B	4,785
7,000,000	Puerto Rico Highway & Transportation Authority, Series E1	5.750		07/01/2024	07/01/2012	A	7,030,380
2,145,000	Puerto Rico Highway & Transportation Authority, Series G1	5.250		07/01/2018	07/01/2013	A	2,195,708
1,175,000	Puerto Rico Highway & Transportation Authority, Series G1	5.250		07/01/2019	07/01/2013	A	1,207,101
4,355,000	Puerto Rico Highway & Transportation Authority, Series K1	5.000		07/01/2021	07/01/2015	A	4,385,572
11,000,000	Puerto Rico Highway & Transportation Authority, Series K1	5.000		07/01/2022	07/01/2022		10,963,150
12,275,000	Puerto Rico Highway & Transportation Authority, Series K1	5.000		07/01/2023	07/01/2023		12,047,053
12,760,000	Puerto Rico Highway & Transportation Authority, Series K1	5.000		07/01/2024	07/01/2024		12,403,613
14,545,000	Puerto Rico Highway & Transportation Authority, Series K1	5.000		07/01/2025	07/01/2025		14,006,108
16,725,000	Puerto Rico Highway & Transportation Authority, Series K1	5.000		07/01/2026	07/01/2026		16,092,962
1,000,000	Puerto Rico Highway & Transportation Authority, Series K1	5.000		07/01/2027	07/01/2027		959,570
16,800,000	Puerto Rico Highway & Transportation Authority, Series N1	0.734	[6]	07/01/2045	07/01/2045		9,059,400
160,000	Puerto Rico Industrial Devel. Company, Series B1	5.375		07/01/2016	07/31/2011	A	160,246
780,000	Puerto Rico Infrastructure[1]	5.000		07/01/2019	07/01/2016	A	798,346
5,000,000	Puerto Rico Infrastructure[1]	5.500		07/01/2021	07/01/2021		5,249,100
175,000	Puerto Rico Infrastructure (Mepsi Campus)[1]	5.600		10/01/2014	04/21/2013	B	170,429
4,250,000	Puerto Rico Infrastructure Financing Authority[1]	5.500		07/01/2023	07/01/2023		4,412,818
2,855,000	Puerto Rico ITEMECF (Ana G. Mendez University)[1]	5.375		02/01/2019	08/01/2011	A	2,855,200

33 | LIMITED TERM NEW YORK MUNICIPAL FUND

Principal				Effective
Amount		Coupon	Maturity	Maturity*		Value

U.S. Possessions Continued
$34,610,000	Puerto Rico ITEMECF (Cogeneration Facilities)	6.625%	06/01/2026	07/31/2011	A	$34,904,185
1,500,000	Puerto Rico ITEMECF (Dr. Pila Hospital)[1]	6.125	08/01/2025	08/01/2011	A	1,501,335
45,000	Puerto Rico ITEMECF (Guaynabo Municipal Government Center)[1]	5.625	07/01/2015	07/26/2011	A	45,118
60,000	Puerto Rico ITEMECF (Hospital Auxilio Mutuo)[1]	5.500	07/01/2017	07/27/2011	A	60,074
95,000	Puerto Rico ITEMECF (Hospital Auxilio Mutuo)[1]	5.500	07/01/2026	11/08/2022	B	93,288
520,000	Puerto Rico ITEMECF (Hospital Auxilio Mutuo)[1]	6.250	07/01/2016	07/27/2011	A	521,732
15,645,000	Puerto Rico ITEMECF (Hospital Auxilio Mutuo)[2]	6.250	07/01/2026	07/01/2016	A	15,960,560
75,000	Puerto Rico ITEMECF (Hospital de la Concepcion)[1]	6.125	11/15/2025	11/15/2011	A	75,976
750,000	Puerto Rico ITEMECF (Hospital de la Concepcion)	6.375	11/15/2015	07/31/2011	A	760,448
2,000,000	Puerto Rico ITEMECF (Hospital de la Concepcion)[1]	6.500	11/15/2020	07/31/2011	A	2,026,640
100,000	Puerto Rico ITEMECF (InterAmerican University)[1]	5.000	10/01/2015	07/31/2011	A	100,257
130,000	Puerto Rico ITEMECF (InterAmerican University)[1]	5.000	10/01/2022	10/01/2011	A	130,013
2,250,000	Puerto Rico ITEMECF (SEAM/Hospital Espanol Auxilio Obligated Group)[1]	6.250	07/01/2024	07/31/2011	A	2,250,810
2,190,000	Puerto Rico ITEMECF (University Plaza)[1]	5.625	07/01/2015	01/01/2012	A	2,225,084
2,215,000	Puerto Rico ITEMECF (University Plaza)[1]	5.625	07/01/2016	01/01/2012	A	2,250,484
2,345,000	Puerto Rico ITEMECF (University Plaza)[1]	5.625	07/01/2017	01/01/2012	A	2,382,567
355,000	Puerto Rico ITEMECF (University Plaza)[1]	5.625	07/01/2018	01/01/2012	A	360,687
1,875,000	Puerto Rico ITEMECF (University Plaza)[1]	5.625	07/01/2019	01/01/2012	A	1,905,038
9,400,000	Puerto Rico Municipal Finance Agency, Series A1	5.250	08/01/2023	08/01/2015	A	9,410,528
10,000,000	Puerto Rico Municipal Finance Agency, Series A1	5.250	08/01/2024	08/01/2024		9,950,000
305,000	Puerto Rico Municipal Finance Agency, Series A1	5.500	07/01/2017	07/31/2011	A	305,836
25,000	Puerto Rico Municipal Finance Agency, Series B1	5.750	08/01/2013	08/01/2011	A	25,076
6,880,000	Puerto Rico Public Buildings Authority[1]	5.000	07/01/2028	07/01/2012	C	7,050,349
11,560,000	Puerto Rico Public Buildings Authority[1]	5.000	07/01/2036	07/01/2012	C	11,817,210
545,000	Puerto Rico Public Buildings Authority[1]	5.125	07/01/2024	01/05/2024	B	536,117
14,280,000	Puerto Rico Public Buildings Authority[1]	5.250	07/01/2029	03/02/2028	B	14,083,793
2,060,000	Puerto Rico Public Buildings Authority[1]	5.500	07/01/2021	07/01/2017	A	2,139,434
3,255,000	Puerto Rico Public Buildings Authority[1]	5.500	07/01/2025	07/01/2017	A	3,281,431
13,195,000	Puerto Rico Public Buildings Authority[1]	5.500	07/01/2026	07/01/2017	A	13,308,873

34 | LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal				Effective
Amount		Coupon	Maturity	Maturity*		Value

U.S. Possessions Continued
$1,250,000	Puerto Rico Public Buildings Authority[1]	5.500%	07/01/2035	07/01/2017	C	$1,336,113
1,400,000	Puerto Rico Public Buildings Authority[1]	5.750	07/01/2034	07/01/2017	C	1,514,856
8,795,000	Puerto Rico Public Buildings Authority[1]	7.000	07/01/2021	07/01/2014	A	9,718,035
31,150,000	Puerto Rico Public Buildings Authority[1]	7.000	07/01/2025	06/01/2014	A	33,739,811
825,000	Puerto Rico Public Buildings Authority, Series G1	5.250	07/01/2019	07/01/2012	A	832,450
1,000,000	Puerto Rico Public Finance Corp., Series A1	4.100	08/01/2029	02/01/2012	C	1,009,040
60,270,000	Puerto Rico Public Finance Corp., Series A1	5.250	08/01/2029	02/01/2012	C	61,215,034
40,635,000	Puerto Rico Public Finance Corp., Series A1	5.250	08/01/2030	02/01/2012	C	41,272,157
28,325,000	Puerto Rico Public Finance Corp., Series A1	5.250	08/01/2031	02/01/2012	C	28,769,136
75,410,000	Puerto Rico Public Finance Corp., Series A1	5.750	08/01/2027	02/01/2012	C	76,810,364
19,000,000	Puerto Rico Sales Tax Financing Corp., Series A1	5.625	08/01/2030	02/01/2015	A	19,297,350
71,000,000	Puerto Rico Sales Tax Financing Corp., Series A1	6.125	08/01/2029	02/01/2014	A	73,608,540
4,080,000	University of Puerto Rico[1]	5.000	06/01/2025	06/01/2025		3,925,409
2,750,000	University of Puerto Rico[1]	5.000	06/01/2026	06/01/2026		2,603,123
75,000	University of Puerto Rico	5.500	06/01/2012	07/31/2011	A	75,206
7,470,000	University of Puerto Rico, Series P1	5.000	06/01/2021	06/01/2021		7,414,946
8,500,000	University of Puerto Rico, Series P1	5.000	06/01/2022	06/01/2022		8,390,010
5,645,000	University of Puerto Rico, Series P1	5.000	06/01/2030	12/23/2028	B	5,136,103
8,410,000	University of Puerto Rico, Series Q1	5.000	06/01/2023	06/01/2023		8,235,324
300,000	University of Puerto Rico, Series Q1	5.000	06/01/2030	12/22/2028	B	272,955
5,250,000	V.I. Government Refinery Facilities (Hovensa Coker)[1]	6.500	07/01/2021	10/01/2017	B	5,181,435
75,000	V.I. HFA, Series A1	6.500	03/01/2025	07/31/2011	A	75,020
2,580,000	V.I. Port Authority, Series A1	5.250	09/01/2018	09/01/2011	A	2,586,811
7,000,000	V.I. Public Finance Authority (Hovensa Refinery)[1]	4.700	07/01/2022	10/01/2018	B	5,854,380
4,825,000	V.I. Public Finance Authority (Hovensa Refinery)[1]	5.875	07/01/2022	10/02/2018	B	4,495,501
1,075,000	V.I. Public Finance Authority (Matching Fund Loan Note)[1]	5.250	10/01/2021	10/01/2014	A	1,102,273
620,000	V.I. Public Finance Authority (Matching Fund Loan Note)[1]	6.750	10/01/2037	10/01/2019	A	651,242
1,000,000	V.I. Public Finance Authority, Series A1	5.250	10/01/2016	10/01/2014	A	1,074,650
2,000,000	V.I. Public Finance Authority, Series A1	5.250	10/01/2022	10/01/2014	A	2,037,200
2,000,000	V.I. Public Finance Authority, Series A1	5.250	10/01/2023	10/01/2014	A	2,025,760
12,035,000	V.I. Public Finance Authority, Series A1	6.375	10/01/2019	10/01/2011	A	12,099,508
1,015,000	V.I. Tobacco Settlement Financing Corp. (TASC)[1]	4.750	05/15/2012	07/31/2011	A	1,016,776

35 | LIMITED TERM NEW YORK MUNICIPAL FUND

Principal				Effective
Amount		Coupon	Maturity	Maturity*		Value

U.S. Possessions Continued
$80,000	V.I. Tobacco Settlement Financing Corp. (TASC)[1]	4.950%	05/15/2014	07/31/2011	A	$80,088
1,010,000	V.I. Tobacco Settlement Financing Corp. (TASC)[1]	5.000	05/15/2021	07/09/2012	B	962,964
1,440,000	V.I. Tobacco Settlement Financing Corp. (TASC)[1]	5.000	05/15/2031	10/18/2017	B	1,236,658
2,500,000	V.I. Water & Power Authority[1]	5.500	07/01/2017	07/31/2011	A	2,503,950

						1,271,175,787

Total Investments, at Value (Cost $4,549,209,726)—103.8%						4,503,028,442
Liabilities in Excess of Other Assets—(3.8)						(166,050,170)

Net Assets—100.0%						$4,336,978,272

Footnotes to Statement of Investments
Call Date, Put Date or Average Life of Sinking Fund, if applicable, as detailed.

A.	Optional call date; corresponds to the most conservative yield calculation.

B.	Average life due to mandatory, or expected, sinking fund principal payments prior to maturity.

C.	Date of mandatory put.

D.	Average life due to mandatory, or expected, sinking fund principal payments prior to the applicable optional call date.

1.	All or a portion of the security position has been segregated for collateral to cover borrowings. See Note 5 of the accompanying Notes.

2.	When-issued security or delayed delivery to be delivered and settled after June 30, 2011. See Note 1 of the accompanying Notes.

3.	Security represents the underlying municipal bond on an inverse floating rate security. The bond was purchased by the Fund and subsequently transferred to a trust. See Note 1 of the accompanying Notes.

4.	This security is not accruing income because the issuer has missed an interest payment on it and/or is not anticipated to make future interest and/or principal payments. The rate shown is the original contractual interest rate. See Note 1 of the accompanying Notes.

5.	Subject to a forbearance agreement. Rate shown is current rate. See Note 1 of the accompanying Notes.

6.	Represents the current interest rate for a variable or increasing rate security.
Valuation Inputs
Various data inputs are used in determining the value of each of the Fund’s investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:
1)	Level 1—unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

2)	Level 2—inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

3)	Level 3—significant unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset or liability).

36 | LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued
Footnotes to Statement of Investments Continued
The table below categorizes amounts that are included in the Fund’s Statement of Assets and Liabilities as of June 30, 2011 based on valuation input level:

			Level 3—
	Level 1—	Level 2—	Significant
	Unadjusted	Other Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs	Value

Assets Table
Investments, at Value:
Municipal Bonds and Notes
New York	$—	$3,222,308,125	$9,544,530	$3,231,852,655
U.S. Possessions	—	1,271,175,787	—	1,271,175,787

Total Assets	$—	$4,493,483,912	$9,544,530	$4,503,028,442

Currency contracts and forwards, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract’s value from trade date. Futures, if any, are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.
The following is a reconciliation of assets in which significant unobservable inputs (level 3) were used in determining fair value:

			Change in
			unrealized
	Value as of	Realized	appreciation/		Value as of
	December 31, 2010	gain/loss	depreciation	Sales	June 30, 2011

Assets Table
Investments, at Value:
Municipal Bonds and Notes — New York	$14,592,796	$(629,200)	$671,734	$(5,090,800)	$9,544,530
The total change in unrealized appreciation/depreciation included in the statement of operations attributable to level 3 investments still held at June 30, 2011 includes:

Change in
unrealized
appreciation/
depreciation

Municipal Bonds and Notes — New York	$(496,290)
See the accompanying Notes for further discussion of the methods used in determining value of the Fund’s investments, and a summary of changes to the valuation methodologies, if any, during the reporting period.
To simplify the listings of securities, abbreviations are used per the table below:

ACDS	Assoc. for Children with Down Syndrome
ACLD	Adults and Children with Learning and Developmental Disabilities
ALIA	Alliance of Long Island Agencies
AOFMHS	Aurelia Osborn Fox Memorial Hospital Society
ARC	Assoc. of Retarded Citizens
BFCC	Brookdale Family Care Center
BID	Business Improvement District
BOCES	Board of Cooperative Educational Services
CCDRCA	Catholic Charities of the Diocese of Rockville Centre and Affiliates
CHSLI	Catholic Health Services of Long Island
CMA	Community Mainstreaming Associates, Inc.
COP	Certificates of Participation
CRR	Center for Rapid Recovery
CRV	Crystal Run Village
CSMR	Community Services for the Mentally Retarded
Con Ed	Consolidated Edison Company
DA	Dormitory Authority

37 | LIMITED TERM NEW YORK MUNICIPAL FUND

DDI	Developmental Disabilities Institute
DRIVERS	Derivative Inverse Tax Exempt Receipts
EDA	Economic Devel. Authority
EDC	Economic Devel. Corp.
EFC	Environmental Facilities Corp.
ERDA	Energy Research and Devel. Authority
FNHC	Ferncilff Nursing Home Company
FREE	Family Residences and Essential Enterprises
GO	General Obligation
GSHMC	Good Samaritan Hospital Medical Center
HDC	Housing Devel. Corp.
HFA	Housing Finance Agency
HFC	Housing Finance Corp.
HKSB	Helen Keller Services for the Blind
IDA	Industrial Devel. Agency
IGHL	Independent Group Home for Living
ITEMECF	Industrial, Tourist, Educational, Medical and Environmental Community Facilities
JDAM	Julia Dyckman Andrus Memorial
JFK	John Fitzgerald Kennedy
KR	Kateri Residence
L.I.	Long Island
LIHIA	Long Island Head Injury Assoc.
LILCO	Long Island Lighting Corp.
MMC	Mercy Medical Center
MMWNHC	Mary Manning Walsh Nursing Home Company
MTA	Metropolitan Transportation Authority
NSUH	North Shore University Hospital
NSUHGC	North Shore University Hospital at Glen Cove
NSUHPL	North Shore University Hospital at Plainview
NY/NJ	New York/New Jersey
NYC	New York City
NYS	New York State
NYU	New York University
RIBS	Residual Interest Bonds
Res Rec	Resource Recovery Facility
ROLs	Residual Option Longs
SAVRS	Select Auction Variable Rate Securities
SCHRC	St. Charles Hospital and Rehabilitation Center
SCSMC	St. Catherine of Sienna Medical Center
SEAM	Sociedad Espanola de Auxilio Mutuo
SFH	St. Francis Hospital
SFTU	Services for the Underserved
SONYMA	State of New York Mortgage Agency
SUNY	State University of New York
SV	Sienna Village
TASC	Tobacco Settlement Asset-Backed Bonds
TFABs	Tobacco Flexible Amortization Bonds
UBF	University of Buffalo Foundation
UDC	Urban Devel. Corp.
USBFCC	Urban Strategies Brookdale Family Care Center
V.I.	United States Virgin Islands
WORCA	Working Organization for Retarded Children and Adults
YAI	Young Adult Institute
YMCA	Young Men’s Christian Assoc.
See accompanying Notes to Financial Statements.

38 | LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF ASSETS AND LIABILITIES Unaudited
June 30, 2011

Assets
Investments, at value (cost $4,549,209,726)—see accompanying statement of investments	$4,503,028,442
Cash	1,477,860
Receivables and other assets:
Interest	67,608,937
Shares of beneficial interest sold	9,240,655
Investments sold	5,820,400
Other	594,530

Total assets	4,587,770,824

Liabilities
Payables and other liabilities:
Payable for short-term floating rate notes issued (See Note 1)	95,840,000
Payable on borrowings (See Note 5)	70,300,000
Investments purchased on a when-issued or delayed delivery basis	68,270,774
Shares of beneficial interest redeemed	8,722,640
Dividends	3,878,057
Distribution and service plan fees	2,631,432
Trustees’ compensation	804,885
Transfer and shareholder servicing agent fees	129,780
Shareholder communications	91,107
Interest expense on borrowings	2,254
Other	121,623

Total liabilities	250,792,552

Net Assets	$4,336,978,272

Composition of Net Assets
Paid-in capital	$4,464,170,911
Accumulated net investment loss	(1,043,965)
Accumulated net realized loss on investments	(79,967,390)
Net unrealized depreciation on investments	(46,181,284)

Net Assets	$4,336,978,272

39 | LIMITED TERM NEW YORK MUNICIPAL FUND

Net Asset Value Per Share
Class A Shares:
Net asset value and redemption price per share (based on net assets of $3,056,024,921 and 942,063,428 shares of beneficial interest outstanding)	$3.24
Maximum offering price per share (net asset value plus sales charge of 3.50% of offering price)	$3.36
Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $37,719,482 and 11,642,939 shares of beneficial interest outstanding)	$3.24
Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $1,239,604,594 and 383,811,501 shares of beneficial interest outstanding)	$3.23
Class Y Shares:
Net asset value, redemption price and offering price per share (based on net assets of $3,629,275 and 1,119,194 shares of beneficial interest outstanding)	$3.24
See accompanying Notes to Financial Statements.

40 | LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF OPERATIONS Unaudited
For the Six Months Ended June 30, 2011

Investment Income
Interest	$111,274,194

Expenses
Management fees	8,499,253
Distribution and service plan fees:
Class A	3,599,386
Class B	196,479
Class C	6,122,376
Transfer and shareholder servicing agent fees:
Class A	455,972
Class B	24,549
Class C	264,757
Class Y	28
Shareholder communications:
Class A	53,139
Class B	4,009
Class C	28,252
Class Y	9
Accounting service fees	640,960
Borrowing fees	543,216
Interest expense and fees on short-term floating rate notes issued (See Note 1)	522,888
Trustees’ compensation	59,441
Custodian fees and expenses	26,666
Interest expense on borrowings	23,293
Administration service fees	750
Other	123,465

Total expenses	21,188,888

Net Investment Income	90,085,306

Realized and Unrealized Gain (Loss)
Net realized loss on investments	(7,589,141)
Net change in unrealized appreciation/depreciation on investments	39,719,710

Net Increase in Net Assets Resulting from Operations	$122,215,875

See accompanying Notes to Financial Statements.

41 | LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months	Year
	Ended	Ended
	June 30, 2011	December 31,
	(Unaudited)	2010

Operations
Net investment income	$90,085,306	$177,136,050
Net realized loss	(7,589,141)	(1,444,221)
Net change in unrealized appreciation/depreciation	39,719,710	(47,908,149)

Net increase in net assets resulting from operations	122,215,875	127,783,680

Dividends and/or Distributions to Shareholders
Dividends from net investment income:
Class A	(71,076,002)	(130,997,041)
Class B	(762,335)	(1,761,280)
Class C	(24,426,833)	(45,266,887)
Class Y	(5,903)	—

	(96,271,073)	(178,025,208)

Beneficial Interest Transactions
Net increase (decrease) in net assets resulting from beneficial interest transactions:
Class A	(83,592,157)	354,464,555
Class B	(5,932,721)	(15,739,226)
Class C	(60,740,787)	170,465,451
Class Y	3,626,005	—

	(146,639,660)	509,190,780

Net Assets
Total increase (decrease)	(120,694,858)	458,949,252
Beginning of period	4,457,673,130	3,998,723,878

End of period (including accumulated net investment income (loss) of $(1,043,965) and $5,141,802, respectively)	$4,336,978,272	$4,457,673,130

See accompanying Notes to Financial Statements.

42 | LIMITED TERM NEW YORK MUNICIPAL FUND

FINANCIAL HIGHLIGHTS

	Six Months
	Ended
	June 30, 2011	Year Ended December 31,
Class A	(Unaudited)	2010	2009	2008	2007	2006

Per Share Operating Data
Net asset value, beginning of period	$3.22	$3.25	$2.85	$3.32	$3.40	$3.36

Income (loss) from investment operations:
Net investment income[1]	.07	.14	.14	.14	.14	.14
Net realized and unrealized gain (loss)	.02	(.03)	.40	(.47)	(.08)	.03

Total from investment operations	.09	.11	.54	(.33)	.06	.17

Dividends and/or distributions to shareholders:
Dividends from net investment income	(.07)	(.14)	(.14)	(.14)	(.14)	(.13)

Net asset value, end of period	$3.24	$3.22	$3.25	$2.85	$3.32	$3.40

Total Return, at Net Asset Value[2]	3.01%	3.51%	19.45%	(10.18)%	1.74%	5.30%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$3,056,025	$3,121,033	$2,801,988	$2,355,062	$2,745,029	$2,784,037

Average net assets (in thousands)	$3,023,688	$3,000,461	$2,558,997	$2,765,248	$2,721,428	$2,696,464

Ratios to average net assets:[3]
Net investment income	4.45%	4.35%	4.50%	4.55%	4.18%	4.10%
Expenses excluding interest and fees on short-term floating rate notes issued and interest and fees from borrowings	0.71%	0.72%	0.75%	0.74%	0.71%	0.72%
Interest and fees from borrowings	0.03%	0.04%	0.26%	0.09%	0.03%	0.07%
Interest and fees on short-term floating rate notes issued[4]	0.02%	0.03%	0.04%	0.10%	0.21%	0.18%

Total expenses	0.76%	0.79%	1.05%	0.93%	0.95%	0.97%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	0.76%	0.79%	1.05%	0.93%	0.95%	0.97%

Portfolio turnover rate	5%	14%	12%	19%	18%	23%

1.	Per share amounts calculated based on the average shares outstanding during the period.

2.	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3.	Annualized for periods less than one full year.

4.	Interest and fee expense relates to the Fund’s liability for short-term floating rate notes issued in conjunction with inverse floating rate security transactions.
See accompanying Notes to Financial Statements.

43 | LIMITED TERM NEW YORK MUNICIPAL FUND

	Six Months
	Ended
	June 30, 2011	Year Ended December 31,
Class B	(Unaudited)	2010	2009	2008	2007	2006

Per Share Operating Data
Net asset value, beginning of period	$3.22	$3.25	$2.85	$3.32	$3.40	$3.36

Income (loss) from investment operations:
Net investment income[1]	.06	.12	.11	.12	.11	.11
Net realized and unrealized gain (loss)	.02	(.03)	.41	(.47)	(.08)	.04

Total from investment operations	.08	.09	.52	(.35)	.03	.15

Dividends and/or distributions to shareholders:
Dividends from net investment income	(.06)	(.12)	(.12)	(.12)	(.11)	(.11)

Net asset value, end of period	$3.24	$3.22	$3.25	$2.85	$3.32	$3.40

Total Return, at Net Asset Value[2]	2.57%	2.62%	18.39%	(10.90)%	0.95%	4.48%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$37,719	$43,448	$59,451	$90,497	$228,022	$318,452

Average net assets (in thousands)	$39,590	$49,788	$71,243	$157,158	$272,855	$346,849

Ratios to average net assets:[3]
Net investment income	3.58%	3.50%	3.64%	3.72%	3.38%	3.31%
Expenses excluding interest and fees on short-term floating rate notes issued and interest and fees from borrowings	1.58%	1.58%	1.66%	1.54%	1.51%	1.52%
Interest and fees from borrowings	0.03%	0.04%	0.26%	0.09%	0.03%	0.07%
Interest and fees on short-term floating rate notes issued[4]	0.02%	0.03%	0.04%	0.10%	0.21%	0.18%

Total expenses	1.63%	1.65%	1.96%	1.73%	1.75%	1.77%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	1.63%	1.65%	1.96%	1.73%	1.75%	1.77%

Portfolio turnover rate	5%	14%	12%	19%	18%	23%

1.	Per share amounts calculated based on the average shares outstanding during the period.

2.	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3.	Annualized for periods less than one full year.

4.	Interest and fee expense relates to the Fund’s liability for short-term floating rate notes issued in conjunction with inverse floating rate security transactions.
See accompanying Notes to Financial Statements.

44 | LIMITED TERM NEW YORK MUNICIPAL FUND

FINANCIAL HIGHLIGHTS Continued

	Six Months
	Ended
	June 30, 2011	Year Ended December 31,
Class C	(Unaudited)	2010	2009	2008	2007	2006

Per Share Operating Data
Net asset value, beginning of period	$3.21	$3.24	$2.84	$3.31	$3.39	$3.35

Income (loss) from investment operations:
Net investment income[1]	.06	.12	.12	.12	.11	.11
Net realized and unrealized gain (loss)	.02	(.03)	.40	(.47)	(.08)	.04

Total from investment operations	.08	.09	.52	(.35)	.03	.15

Dividends and/or distributions to shareholders:
Dividends from net investment income	(.06)	(.12)	(.12)	(.12)	(.11)	(.11)

Net asset value, end of period	$3.23	$3.21	$3.24	$2.84	$3.31	$3.39

Total Return, at Net Asset Value[2]	2.62%	2.74%	18.63%	(10.89)%	0.97%	4.52%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$1,239,605	$1,293,192	$1,137,285	$919,680	$1,052,153	$1,105,643

Average net assets (in thousands)	$1,234,322	$1,250,552	$1,021,648	$1,054,502	$1,076,271	$1,127,896

Ratios to average net assets:[3]
Net investment income	3.68%	3.59%	3.75%	3.78%	3.40%	3.34%
Expenses excluding interest and fees on short-term floating rate notes issued and interest and fees from borrowings	1.48%	1.48%	1.50%	1.51%	1.49%	1.49%
Interest and fees from borrowings	0.03%	0.04%	0.26%	0.09%	0.03%	0.07%
Interest and fees on short-term floating rate notes issued[4]	0.02%	0.03%	0.04%	0.10%	0.21%	0.18%

Total expenses	1.53%	1.55%	1.80%	1.70%	1.73%	1.74%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	1.53%	1.55%	1.80%	1.70%	1.73%	1.74%

Portfolio turnover rate	5%	14%	12%	19%	18%	23%

1.	Per share amounts calculated based on the average shares outstanding during the period.

2.	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3.	Annualized for periods less than one full year.

4.	Interest and fee expense relates to the Fund’s liability for short-term floating rate notes issued in conjunction with inverse floating rate security transactions.
See accompanying Notes to Financial Statements.

45 | LIMITED TERM NEW YORK MUNICIPAL FUND

Period Ended
June 30, 2011[1]
Class Y	(Unaudited)

Per Share Operating Data
Net asset value, beginning of period	$3.18

Income (loss) from investment operations:
Net investment income[2]	.03
Net realized and unrealized gain	.06

Total from investment operations	.09

Dividends and/or distributions to shareholders:
Dividends from net investment income	(.03)

Net asset value, end of period	$3.24

Total Return, at Net Asset Value[3]	3.10%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$3,629

Average net assets (in thousands)	$524

Ratios to average net assets:[4]
Net investment income	4.46%
Expenses excluding interest and fees on short-term floating rate notes issued and interest and fees from borrowings	0.45%
Interest and fees from borrowings	0.03%
Interest and fees on short-term floating rate notes issued[5]	0.02%

Total expenses	0.50%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	0.50%

Portfolio turnover rate	5%

1.	For the period from March 30, 2011 (inception of offering) to June 30, 2011.

2.	Per share amounts calculated based on the average shares outstanding during the period.

3.	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4.	Annualized for periods less than one full year.

5.	Interest and fee expense relates to the Fund’s liability for short-term floating rate notes issued in conjunction with inverse floating rate security transactions.
See accompanying Notes to Financial Statements.

46 | LIMITED TERM NEW YORK MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS Unaudited
1. Significant Accounting Policies
Limited Term New York Municipal Fund (the “Fund”) is a separate series of Rochester Portfolio Series, a diversified, open-end management investment company registered under the Investment Company Act of 1940, as amended. The Fund’s investment objective is to seek as high a level of income exempt from federal income tax and New York State and New York City personal income taxes as is consistent with its investment policies and prudent investment management. The Fund’s investment adviser is OppenheimerFunds, Inc. (the “Manager”).
     The Fund offers Class A, Class B, Class C and Class Y shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B and Class C shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (“CDSC”). Class Y shares are sold to certain institutional investors or intermediaries without either a front-end sales charge or a CDSC, however, the intermediaries may impose charges on their accountholders who beneficially own Class Y shares. All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Class A, B and C shares have separate distribution and/or service plans under which they pay fees. Class Y shares do not pay such fees. Class B shares will automatically convert to Class A shares 72 months after the date of purchase. Class Y shares were first publically offered on March 30, 2011.
     The following is a summary of significant accounting policies consistently followed by the Fund.
Securities Valuation. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the “Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.
     Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Unadjusted quoted prices in active markets for identical securities are classified as “Level 1,” observable market inputs other than unadjusted quoted prices are classified as “Level 2” and significant unobservable inputs, including the Manager’s judgment about the assumptions that a market participant would use in pricing an asset or liability, are classified as “Level 3.” The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. A table summarizing the Fund’s investments under these levels of classification is included following the Statement of Investments.
     Securities are valued using unadjusted quoted market prices, when available, as supplied primarily by portfolio pricing services approved by the Board of Trustees or dealers.
     Securities traded on a registered U.S. securities exchange are valued based on the last sale price of the security reported on the principal exchange on which it is traded, prior to the time when the Fund’s assets are valued. Securities whose principal exchange
47 | LIMITED TERM NEW YORK MUNICIPAL FUND

is NASDAQ® are valued based on the official closing prices reported by NASDAQ prior to the time when the Fund’s assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day’s closing “bid” and “asked” prices, and if not, at the current day’s closing bid price. A foreign security traded on a foreign exchange is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service used by the Manager, prior to the time when the Fund’s assets are valued. In the absence of a sale, the security is valued at the most recent official closing price on the principal exchange on which it is traded.
     Shares of a registered investment company that are not traded on an exchange are valued at that investment company’s net asset value per share.
     U.S. domestic and international debt instruments (including corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and “money market-type” debt instruments with a remaining maturity in excess of sixty days are valued at the mean between the “bid” and “asked” prices utilizing price quotations obtained from independent pricing services or broker-dealers. Such prices are typically determined based upon information obtained from market participants including reported trade data, broker-dealer price quotations and inputs such as benchmark yields and issuer spreads from identical or similar securities.
     “Money market-type” debt instruments with remaining maturities of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value.
     In the absence of a current price quotation obtained from an independent pricing service or broker-dealer, including for securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund’s assets are valued but after the close of the securities’ respective exchanges, the Manager, acting through its internal valuation committee, in good faith determines the fair valuation of that asset using consistently applied procedures under the supervision of the Board of Trustees (which reviews those fair valuations by the Manager). Those procedures include certain standardized methodologies to fair value securities. Such methodologies include, but are not limited to, pricing securities initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be adjusted for any discounts related to resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. As of June 30, 2011, the Manager determined the fair valuation of certain municipal bonds based on internally developed cash flow models. Such investments have been classified as Level 3 instruments.
     There have been no significant changes to the fair valuation methodologies of the Fund during the period.
48 | LIMITED TERM NEW YORK MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
1. Significant Accounting Policies Continued
Securities on a When-Issued or Delayed Delivery Basis. The Fund may purchase securities on a “when-issued” basis, and may purchase or sell securities on a “delayed delivery” basis. “When-issued” or “delayed delivery” refers to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis normally takes place within six months and possibly as long as two years or more after the trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The purchase of securities on a when-issued basis may increase the volatility of the Fund’s net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. When the Fund engages in when-issued or delayed delivery transactions, it relies on the buyer or seller, as the case may be, to complete the transaction. Their failure to do so may cause the Fund to lose the opportunity to obtain or dispose of the security at a price and yield it considers advantageous. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase.
As of June 30, 2011, the Fund had purchased securities issued on a when-issued or delayed delivery basis as follows:

When-Issued or Delayed
Delivery Basis Transactions

Purchased securities	$68,270,774
Inverse Floating Rate Securities. The Fund invests in inverse floating rate securities that pay interest at a rate that varies inversely with short-term interest rates. Certain of these securities may be leveraged, whereby the interest rate varies inversely at a multiple of the change in short-term rates. As interest rates rise, inverse floaters produce less current income. The price of such securities is more volatile than comparable fixed rate securities. The Fund may expose up to 5% of its total assets to the effects of leverage from its investments in inverse floaters. The Fund’s exposure to the effects of leverage from its investments in inverse floaters amount to $95,840,000 as of June 30, 2011, which represents 2.09% of the Fund’s total assets.
     Certain inverse floating rate securities are created when the Fund purchases and subsequently transfers a municipal bond security (the “municipal bond”) to a broker dealer. The municipal bond is typically a fixed rate security. The broker dealer (the “sponsor”) creates a trust (the “Trust”) and deposits the municipal bond. The Trust issues short-term floating rate notes available to third parties and a residual interest in the municipal bond (referred to as an “inverse floating rate security”) to the Fund. The terms of these inverse floating rate securities grant the Fund the right to require that the Trust issuing the inverse floating rate security compel a tender of the short-term floating rate notes to facilitate the Fund’s repurchase of the underlying municipal bond. Following such a request, the Fund pays the sponsor the principal amount due to the holders of the
49 | LIMITED TERM NEW YORK MUNICIPAL FUND

short-term floating rate notes issued by the Trust and exchanges the inverse floating rate security for the underlying municipal bond. These transactions are considered secured borrowings for financial reporting purposes. As a result of such accounting treatments, the Fund includes the municipal bond position on its Statement of Investments (but does not separately include the inverse floating rate securities received). The Fund also includes the value of the municipal bond and a payable amount equal to the short-term floating rate notes issued by the Trust on its Statement of Assets and Liabilities. The interest rates on these short-term floating rate notes reset periodically, usually weekly. The holders of these short-term floating rate notes have the option to tender their investment, to the sponsor or the Trust’s liquidity provider, for redemption at par at each reset date. Income from the municipal bond position and the interest expense on the payable for the short-term floating rate notes issued by the Trust are recorded on the Fund’s Statement of Operations. At June 30, 2011, municipal bond holdings with a value of $140,863,918 shown on the Fund’s Statement of Investments are held by such Trusts and serve as collateral for the $95,840,000 in short-term floating rate notes issued and outstanding at that date.
     The Fund’s investments in inverse floaters involve certain risks. The market value of an inverse floating rate security can be more volatile than that of a conventional fixed-rate bond having similar credit quality, maturity and redemption provisions. Typically, an inverse floating rate security tends to underperform fixed rate bonds when long-term interest rates are rising but tends to outperform fixed rate bonds when long-term interest rates are stable or falling. An inverse floating rate security entails a degree of leverage because the trust issues short-term securities in a ratio to the inverse floating rate security with the underlying long-term bond providing collateral for the obligation to pay the principal value of the short-term securities if and when they are tendered. If the Fund has created the inverse floater by depositing a long-term bond into a trust, it may be required to provide additional collateral for the short-term securities if the value of the underlying bond deposited in the trust falls.
At June 30, 2011, the Fund’s residual exposure to these types of inverse floating rate securities were as follows:

Principal	Inverse	Coupon	Maturity
Amount	Floater[1]	Rate[2]	Date	Value

$3,335,000	NYC GO DRIVERS	13.618%	8/15/23	$4,078,672
3,780,000	NYC GO DRIVERS	13.624	12/1/23	4,639,345
2,240,000	NYC GO ROLs[3]	20.062	4/1/30	2,483,219
7,250,000	NYC GO ROLs[3]	17.568	6/1/23	9,384,400
9,895,000	NYS DA ROLs[3]	24.224	8/15/30	10,897,660
7,085,000	NYS DA ROLs[3]	9.976	7/1/27	8,333,377
5,120,000	SONYMA, Series 29 DRIVERS	19.473	10/1/31	5,207,245

				$45,023,918

1.	For a list of abbreviations used in the Inverse Floater table see the Portfolio Abbreviations table at the end of the Statement of Investments.

2.	Represents the current interest rate for a variable rate bond known as an “inverse floater.”

3.	Security is subject to a shortfall and forbearance agreement.
50 | LIMITED TERM NEW YORK MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
1. Significant Accounting Policies Continued
The Fund enters into shortfall and forbearance agreements with the sponsors of certain inverse floaters held by the Fund. These agreements commit the Fund to reimburse the sponsor of the inverse floater, in certain circumstances, for the amount of the difference between the liquidation value of the underlying security (which is the basis of the inverse floater) and the principal amount due to the holders of the short-term floating rate notes issued by the Trust in conjunction with the inverse floating rate security. Under the standard terms of an inverse floating rate security, absent such a shortfall and forbearance agreement, the Fund would not be required to make such a reimbursement. The Manager monitors the Fund’s potential exposure with respect to these agreements on a daily basis and intends to take action to terminate the Fund’s investment in such inverse floating rate securities, if it deems it appropriate to do so. As of June 30, 2011, in addition to the exposure detailed in the preceding table, the Fund’s maximum exposure under such agreements is estimated at $66,270,000.
Credit Risk. The Fund invests in high-yield, non-investment-grade bonds, which may be subject to a greater degree of credit risk. Credit risk relates to the ability of the issuer to meet interest or principal payments or both as they become due. The Fund may acquire securities that have missed an interest payment, and is not obligated to dispose of securities whose issuers or underlying obligors subsequently miss an interest payment. Information concerning securities not accruing interest as of June 30, 2011 is as follows:

Cost	$1,765,000
Market Value	$1,517,249
Market Value as a % of Net Assets	0.03%
The Fund has entered into forbearance agreements with certain obligors under which the Fund has agreed to temporarily forego receipt of the original principal or coupon interest rates. As of June 30, 2011, securities with an aggregate market value of $595,530, representing 0.01% of the Fund’s net assets, were subject to these forbearance agreements. Interest payments of $27,732 are contractually owed to the Fund with respect to these securities and will not be collected under these forbearance agreements.
Concentration Risk. There are certain risks arising from geographic concentration in any state, commonwealth or territory. Certain economic, regulatory or political developments occurring in the state, commonwealth or territory may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations.
Allocation of Income, Expenses, Gains and Losses. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.
Federal Taxes. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its
51 | LIMITED TERM NEW YORK MUNICIPAL FUND

investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required. The Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Fund’s tax return filings generally remain open for the three preceding fiscal reporting period ends.
During the fiscal year ended December 31, 2010, the Fund did not utilize any capital loss carryforward to offset capital gains realized in that fiscal year. As of December 31, 2010, the Fund had available for federal income tax purposes unused capital loss carryforwards as follows:

Expiring
|
2011	$2,127,827
2016	53,401,694
2017	16,519,543
2018	813,470

Total	$72,862,534

As of June 30, 2011, the Fund had available for federal income tax purposes an estimated capital loss carryforward of $80,451,675 of which $7,589,141 expires in 2019. This estimated capital loss carryforward represents carryforward as of the end of the last fiscal year, increased for losses deferred under tax accounting rules to the current fiscal year and is increased or decreased by capital losses or gains realized in the first six months of the current fiscal year.
     Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.
The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of June 30, 2011 are noted in the following table. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses or tax realization of financial statement unrealized gain or loss.

Federal tax cost of securities	$4,450,035,272 [1]

Gross unrealized appreciation	$55,433,555
Gross unrealized depreciation	(101,639,008)

Net unrealized depreciation	$(46,205,453)

1.	The Federal tax cost of securities does not include cost of $99,198,623, which has otherwise been recognized for financial reporting purposes, related to bonds placed into trusts in conjunction with certain investment transactions. See the Inverse Floating Rate Securities note above.
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NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
1. Significant Accounting Policies Continued
The Regulated Investment Company Modernization Act of 2010 (the “Act”) was signed into law on December 22, 2010. The Act makes changes to a number of tax rules impacting the Fund. Although the Act provides a number of benefits, including the unlimited carryover of future capital losses, there may be a greater likelihood that all or a portion of a fund’s prior year capital loss carryovers will expire unused. In general, the provisions of the Act will be effective for the Fund’s fiscal year ending 2012. Specific information regarding the impact of the Act on the Fund will be contained within the “Federal Taxes” section of the financial statement notes for the fiscal year ending 2012.
Trustees’ Compensation. The Fund has adopted an unfunded retirement plan (the “Plan”) for the Fund’s independent trustees. Benefits are based on years of service and fees paid to each trustee during their period of service. The Plan was frozen with respect to adding new participants effective December 31, 2006 (the “Freeze Date”) and existing Plan Participants as of the Freeze Date will continue to receive accrued benefits under the Plan. Active independent trustees as of the Freeze Date have each elected a distribution method with respect to their benefits under the Plan. During the six months ended June 30, 2011, the Fund’s projected benefit obligations, payments to retired trustees and accumulated liability were as follows:

Projected Benefit Obligations Increased	$23,677
Payments Made to Retired Trustees	62,107
Accumulated Liability as of June 30, 2011	627,473
The Board of Trustees has adopted a compensation deferral plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Trustee. The Fund purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of “Other” within the asset section of the Statement of Assets and Liabilities. Deferral of trustees’ fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund’s assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance with the compensation deferral plan.
Dividends and Distributions to Shareholders. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles, are recorded on the ex-dividend date. Income distributions, if any, are declared daily and paid monthly. Capital gain distributions, if any, are declared and paid annually. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made to shareholders prior to the Fund’s fiscal year end may ultimately be categorized as a tax return of capital.
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Investment Income. Interest income is recognized on an accrual basis. Discount and premium, which are included in interest income on the Statement of Operations, are amortized or accreted daily.
Custodian Fees. “Custodian fees and expenses” in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdraft at a rate equal to the 1 Month LIBOR Rate plus 2.00%. The “Reduction to custodian expenses” line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.
Security Transactions. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.
Indemnifications. The Fund’s organizational documents provide current and former trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.
Other. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
2. Shares of Beneficial Interest
The Fund has authorized an unlimited number of no par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

	Six Months Ended June 30, 2011[1]		Year Ended December 31, 2010
	Shares	Amount	Shares	Amount

Class A
Sold	81,549,132	$260,635,315	258,957,836	$851,290,493
Dividends and/or distributions reinvested	16,684,137	53,362,682	29,098,141	95,587,964
Redeemed	(124,736,387)	(397,590,154)	(180,902,889)	(592,413,902)

Net increase (decrease)	(26,503,118)	$(83,592,157)	107,153,088	$354,464,555

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NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
2. Shares of Beneficial Interest Continued

	Six Months Ended June 30, 2011[1]		Year Ended December 31, 2010
	Shares	Amount	Shares	Amount

Class B
Sold	1,183,849	$3,774,097	3,494,253	$11,454,814
Dividends and/or distributions reinvested	194,627	622,000	418,476	1,372,836
Redeemed	(3,236,648)	(10,328,818)	(8,713,849)	(28,566,876)

Net decrease	(1,858,172)	$(5,932,721)	(4,801,120)	$(15,739,226)

Class C
Sold	22,530,267	$71,744,213	103,732,010	$339,374,183
Dividends and/or distributions reinvested	5,914,333	18,845,344	10,785,313	35,282,911
Redeemed	(47,686,170)	(151,330,344)	(62,531,361)	(204,191,643)

Net increase (decrease)	(19,241,570)	$(60,740,787)	51,985,962	$170,465,451

Class Y
Sold	1,118,258	$3,622,996	—	$—
Dividends and/or distributions reinvested	1,309	4,213	—	—
Redeemed	(373)	(1,204)	—	—

Net increase	1,119,194	$3,626,005	—	$—

1.	For the six months ended June 30, 2011, for Class A, B and C shares, and for the period from March 30, 2011 (inception of offering) to June 30, 2011 for Class Y shares.
3. Purchases and Sales of Securities
The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the six months ended June 30, 2011, were as follows:

	Purchases	Sales

Investment securities	$188,497,203	$204,512,211
4. Fees and Other Transactions with Affiliates
Management Fees. Under the investment advisory agreement, the Fund pays the Manager a management fee based on the daily net assets of the Fund at an annual rate as shown in the following table:

Fee Schedule

Up to $100 million	0.50%
Next $150 million	0.45
Next $1.75 billion	0.40
Next $3 billion	0.39
Over $5 billion	0.38
Accounting Service Fees. Accounting service fees paid to the Manager were in accordance with the accounting services agreement with the Fund which provides for an annual fee of
55 | LIMITED TERM NEW YORK MUNICIPAL FUND

$12,000 for the first $30 million of average daily net assets and $9,000 for each additional $30 million of average daily net assets. During the six months ended June 30, 2011, the Fund paid $640,960 to the Manager for accounting services.
Administration Service Fees. The Fund pays the Manager a fee of $1,500 per year for preparing and filing the Fund’s tax returns.
Transfer Agent Fees. OppenheimerFunds Services (“OFS”), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the six months ended June 30, 2011, the Fund paid $754,835 to OFS for services to the Fund.
     Additionally, Class Y shares are subject to minimum fees of $10,000 annually for assets of $10 million or more. The Class Y shares are subject to the minimum fees in the event that the per account fee does not equal or exceed the applicable minimum fees. OFS may voluntarily waive the minimum fees.
Distribution and Service Plan (12b-1) Fees. Under its General Distributor’s Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the “Distributor”) acts as the Fund’s principal underwriter in the continuous public offering of the Fund’s classes of shares.
Service Plan for Class A Shares. The Fund has adopted a Service Plan (the “Plan”) for Class A shares under Rule 12b-1 of the Investment Company Act of 1940. Under the Plan, the Fund reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made periodically at an annual rate of up to 0.25% of the daily net assets of Class A shares of the Fund. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions periodically for providing personal service and maintenance of accounts of their customers that hold Class A shares. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent periods. Fees incurred by the Fund under the Plan are detailed in the Statement of Operations.
Distribution and Service Plans for Class B and Class C Shares. The Fund has adopted Distribution and Service Plans (the “Plans”) for Class B and Class C shares under Rule 12b-1 of the Investment Company Act of 1940 to compensate the Distributor for its services in connection with the distribution of those shares and servicing accounts. Under the Plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% on Class B and Class C shares daily net assets. The Distributor also receives a service fee of 0.25% per year under each plan. If either the Class B or Class C plan is terminated by the Fund or by the shareholders of a class, the Board of Trustees and its independent trustees must determine whether the Distributor shall be entitled to payment from the Fund of all or a portion of the service fee and/or asset-based sales charge in respect to shares sold prior to the effective date of such termination. Fees
56 | LIMITED TERM NEW YORK MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
4. Fees and Other Transactions with Affiliates Continued incurred by the Fund under the Plans are detailed in the Statement of Operations. The Distributor determines its uncompensated expenses under the Plans at calendar quarter ends. The Distributor’s aggregate uncompensated expenses under the Plans at June 30, 2011 were as follows:

Class C	$37,096,359
Sales Charges. Front-end sales charges and contingent deferred sales charges (“CDSC”) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the Distributor from the sale of shares and the CDSC retained by the Distributor on the redemption of shares is shown in the following table for the period indicated.

		Class A	Class B	Class C
	Class A	Contingent	Contingent	Contingent
	Front-End	Deferred	Deferred	Deferred
	Sales Charges	Sales Charges	Sales Charges	Sales Charges
	Retained by	Retained by	Retained by	Retained by
Six Months Ended	Distributor	Distributor	Distributor	Distributor

June 30, 2011	$177,137	$100,179	$33,877	$102,969
Waivers and Reimbursements of Expenses. OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% of average annual net assets per class.
     Some of these undertakings may be modified or terminated at any time, as indicated in the Fund’s prospectus.
5. Borrowings
The Fund can borrow money from banks in amounts up to one third of its total assets (including the amount borrowed) less all liabilities and indebtedness other than borrowings. The Fund can use those borrowings for investment-related purposes such as purchasing portfolio securities. The Fund also may borrow to meet redemption obligations or for temporary and emergency purposes.
     The Fund can also use the borrowings for other investment-related purposes, including in connection with the Fund’s inverse floater investments as discussed in Note 1 (Inverse Floating Rate Securities). The Fund may use the borrowings to reduce the leverage amount of, or unwind or “collapse” trusts that issued “inverse floaters” owned by the Fund, or in circumstances in which the Fund has entered into a shortfall and forbearance agreement with the sponsor of the inverse floater trust to meet the Fund’s obligation to reimburse the sponsor of the inverse floater for the difference between the liquidation value of the underlying bond and the amount due to holders of the short-term floating rate notes issued by the Trust.
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     The purchase of securities with borrowed funds creates leverage in the Fund. The use of leverage will subject the Fund to greater costs than funds that do not borrow for leverage, and may also make the Fund’s share price more sensitive to interest changes. The interest on borrowed money is an expense that might reduce the Fund’s yield. Expenses incurred by the Fund with respect to interest on borrowings and commitment fees are disclosed separately or as other expenses on the Statement of Operations.
     The Fund entered into a Revolving Credit and Security Agreement (the “Agreement”) with conduit lenders and Citibank N.A. which enables it to participate with certain other Oppenheimer funds in a committed, secured borrowing facility that permits borrowings of up to $2.25 billion, collectively. To secure the loan, the Fund pledges investment securities in accordance with the terms of the Agreement. Securities held in collateralized accounts to cover these borrowings are noted in the Statement of Investments. Interest is charged to the Fund, based on its borrowings, at current commercial paper issuance rates (0.1480% as of June 30, 2011). The Fund pays additional fees annually to its lender on its outstanding borrowings to manage and administer the facility. The Fund is also allocated its pro-rata share of an annual structuring fee and ongoing commitment fees both of which are based on the total facility size. Total fees and interest that are included in expenses on the Fund’s Statement of Operations related to its participation in the borrowing facility during the six months ended June 30, 2011 equal 0.02% of the Fund’s average net assets on an annualized basis. The Fund has the right to prepay such loans and terminate its participation in the conduit loan facility at any time upon prior notice.
As of June 30, 2011, the Fund had borrowings outstanding at an interest rate of 0.1480%. Details of the borrowings for the six months ended June 30, 2011 are as follows:

Average Daily Loan Balance	$20,570,718
Average Daily Interest Rate	0.228%
Fees Paid	$878,043
Interest Paid	$25,027
6. Reverse Repurchase Agreements
The Fund may engage in reverse repurchase agreements. A reverse repurchase agreement is the sale of one or more securities to a counterparty at an agreed-upon purchase price with the simultaneous agreement to repurchase those securities on a future date at a higher repurchase price. The repurchase price represents the repayment of the purchase price and interest accrued thereon over the term of the repurchase agreement. The cash received by the Fund in connection with a reverse repurchase agreement may be used for investment-related purposes such as purchasing portfolio securities or for other purposes such as those described in the preceding “Borrowings” note.
     The Fund entered into a Committed Repurchase Transaction Facility (the “Facility”) with J.P. Morgan Securities LLC (the “counterparty’) which enables it to participate with certain other Oppenheimer funds in a committed reverse repurchase agreement facility that permits aggregate outstanding reverse repurchase agreements of up to $750 million,
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NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
6. Reverse Repurchase Agreements Continued collectively. Interest is charged to the Fund on the purchase price of outstanding reverse repurchase agreements at current LIBOR rates plus an applicable spread. The Fund is also allocated its pro-rata share of an annual structuring fee based on the total Facility size and ongoing commitment fees based on the total unused amount of the Facility. The Fund retains the economic exposure to fluctuations in the value of securities subject to reverse repurchase agreements under the Facility and therefore these transactions are considered secured borrowings for financial reporting purposes. The Fund also continues to receive the economic benefit of interest payments received on securities subject to reverse repurchase agreements, in the form of a direct payment from the counterparty. These payments are included in interest income on the Statement of Operations. Total fees and interest related to the Fund’s participation in the Facility during the six months ended June 30, 2011 are included in expenses on the Fund’s Statement of Operations and equal 0.01% of the Fund’s average net assets on an annualized basis.
     The securities subject to reverse repurchase agreements under the Facility are valued on a daily basis. To the extent this value, after adjusting for certain margin requirements of the Facility, exceeds the cash proceeds received, the Fund may request the counterparty to return securities equal in margin value to this excess. To the extent that the cash proceeds received exceed the margin value of the securities subject to the transaction, the counterparty may request additional securities from the Fund. The Fund has the right to declare the first or fifteenth day of any calendar month as the repurchase date for any outstanding reverse repurchase agreement upon delivery of advanced notification and may also recall any security subject to such a transaction by substituting eligible securities of equal or greater margin value according to the Facility’s terms.
     Securities subject to reverse repurchase agreements are separately noted in the Statement of Investments. The Fund executed no transactions under the Facility during the six months ended June 30, 2011.
7. Pending Litigation
Since 2009, a number of lawsuits have been filed in federal and state courts against the Manager, the Distributor and certain Oppenheimer mutual funds (but not including the Fund) advised by the Manager and distributed by the Distributor (the “Defendant Funds”). Several of these lawsuits also name as defendants certain officers and current and former trustees of the respective Defendant Funds. The lawsuits raise claims under federal and state securities laws and state common law and allege, among other things, that the disclosure documents of the respective Defendant Fund contained misrepresentations and omissions and that the respective Defendant Fund’s investment policies were not followed. The plaintiffs in these actions seek unspecified damages, equitable relief and an award of attorneys’ fees and litigation expenses. On June 1, 2011, the U.S. District Court for the District of Colorado gave preliminary approval to stipulations and agreements of settlement in certain purported class action lawsuits involving two Defendant Funds, Oppenheimer Champion Income Fund and Oppenheimer Core Bond Fund. Those settlements are subject
59 | LIMITED TERM NEW YORK MUNICIPAL FUND

to the final approval of the court. Final approval of the settlements also requires that a sufficient number of class members approve the settlement to induce the settling defendants to proceed with it. These settlements do not resolve any of the other outstanding lawsuits relating to Oppenheimer Champion Income Fund, Oppenheimer Core Bond Fund or other Defendant Funds.
     In 2009, what are claimed to be derivative lawsuits were filed in New Mexico state court against the Manager and a subsidiary (but not against the Fund) on behalf of the New Mexico Education Plan Trust. These lawsuits allege breach of contract, breach of fiduciary duty, negligence and violation of state securities laws, and seek compensatory damages, equitable relief and an award of attorneys’ fees and litigation expenses.
     Other lawsuits have been filed since 2008 in various state and federal courts against the Manager and certain of its affiliates by investors seeking to recover investments they allegedly lost as a result of the “Ponzi” scheme run by Bernard L. Madoff and his firm, Bernard L. Madoff Investment Securities, LLC (“BLMIS”). Plaintiffs in these suits allege that they suffered losses as a result of their investments in several funds managed by an affiliate of the Manager and assert a variety of claims, including breach of fiduciary duty, fraud, negligent misrepresentation, unjust enrichment, and violation of federal and state securities laws and regulations, among others. They seek unspecified damages, equitable relief and awards of attorneys’ fees and litigation expenses. None of the suits have named the Distributor, any of the Oppenheimer mutual funds or any of their independent Trustees or Directors as defendants. None of the Oppenheimer mutual funds invested in any funds or accounts managed by Mr. Madoff or BLMIS. On February 28, 2011, a stipulation of partial settlement of certain purported class action lawsuits relating to these matters was filed in the U.S. District Court for the Southern District of New York. On August 8, 2011, the court issued a ruling approving the settlement as fair, reasonable and adequate. The court’s approval of the settlement is subject to potential appeal by claimants. On July 29, 2011, a stipulation of settlement between certain affiliates of the Manager and the Trustee appointed under the Securities Investor Protection Act to liquidate BLMIS was filed in the U.S. Bankruptcy Court for the Southern District of New York to resolve purported preference and fraudulent transfer claims by the Trustee. This settlement is subject to the final approval of the court. The aforementioned settlements do not resolve any of the other outstanding lawsuits relating to these matters.
     On April 16, 2010, a lawsuit was filed in New York state court against the Manager, an affiliate of the Manager and AAArdvark IV Funding Limited (“AAArdvark IV”), an entity advised by the Manager’s affiliate, in connection with investments made by the plaintiffs in AAArdvark IV. Plaintiffs allege breach of contract against the defendants and seek compensatory damages, costs and disbursements, including attorney fees. On July 15, 2011, a lawsuit was filed in New York state court against the Manager, an affiliate of the Manager and AAArdvark I Funding Limited (“AAArdvark I”), an entity advised by the Manager’s affiliate, in connection with investments made by the plaintiffs in AAArdvark I. The complaint alleges breach of contract against the defendants and seeks compensatory damages, costs and disbursements, including attorney fees.
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NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
7. Pending Litigation Continued
     The Manager believes the lawsuits described above are without legal merit and, with the exception of actions it has agreed to settle, is defending against them vigorously. The Defendant Funds’ Boards of Trustees have also engaged counsel to represent the Funds and the present and former Independent Trustees named in those suits. While it is premature to render any opinion as to the outcome in these lawsuits, or whether any costs that the Defendant Funds may bear in defending the suits might not be reimbursed by insurance, the Manager believes that these suits should not impair the ability of the Manager or the Distributor to perform their respective duties to the Fund, and that the outcome of all of the suits together should not have any material effect on the operations of any of the Oppenheimer mutual funds.
61 | LIMITED TERM NEW YORK MUNICIPAL FUND

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES; UPDATES TO STATEMENTS OF INVESTMENTS Unaudited
The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities (“portfolio proxies”) held by the Fund. A description of the Fund’s Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, (ii) on the Fund’s website at oppenheimerfunds.com, and (iii) on the SEC’s website at www.sec.gov. In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund’s voting record is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, and (ii) in the Form N-PX filing on the SEC’s website at www.sec.gov.
     The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund’s Form N-Q filings are available on the SEC’s website at www.sec.gov. Those forms may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
Householding—Delivery of Shareholder Documents
This is to inform you about OppenheimerFunds’ “householding” policy. If more than one member of your household maintains an account in a particular fund, OppenheimerFunds will mail only one copy of the fund’s prospectus, or, if available, the fund’s summary prospectus, annual and semiannual report and privacy policy. The consolidation of these mailings, called householding, benefits your fund through reduced mailing expense, and benefits you by reducing the volume of mail you receive from OppenheimerFunds.Householding does not affect the delivery of your account statements.
     Please note that we will continue to household these mailings for as long as you remain an OppenheimerFunds shareholder, unless you request otherwise. If you prefer to receive multiple copies of these materials, please call us at 1.800.CALL-OPP (225-5677). You may also notify us in writing or via email. We will begin sending you individual copies of the prospectus, or, if available, the summary prospectus, reports and privacy policy within 30 days of receiving your request to stop householding.
62 | LIMITED TERM NEW YORK MUNICIPAL FUND

LIMITED TERM NEW YORK MUNICIPAL FUND
A Series of Rochester Portfolio Series

Trustees and Officers	Brian F. Wruble, Chairman of the Board of Trustees and Trustee
David K. Downes, Trustee
Matthew P. Fink, Trustee
Phillip A. Griffiths, Trustee
Mary F. Miller, Trustee
Joel W. Motley, Trustee
Mary Ann Tynan, Trustee
Joseph M. Wikler, Trustee
Peter I. Wold, Trustee
William F. Glavin, Jr., Trustee, President and Principal Executive Officer
Daniel G. Loughran, Vice President and Senior Portfolio Manager
Scott S. Cottier, Vice President and Senior Portfolio Manager
Troy E. Willis, Vice President and Senior Portfolio Manager
Mark R. DeMitry, Vice President and Senior Portfolio Manager
Michael L. Camarella, Vice President and Associate Portfolio Manager
Richard Stein, Vice President
Arthur S. Gabinet, Secretary
Christina M. Nasta, Vice President and Chief Business Officer
Mark S. Vandehey, Vice President and Chief Compliance Officer
Brian W. Wixted, Treasurer and Principal Financial & Accounting Officer
Robert G. Zack, Vice President

Manager	OppenheimerFunds, Inc.

Distributor	OppenheimerFunds Distributor, Inc.

Transfer and Shareholder	OppenheimerFunds Services
Servicing Agent

Independent Registered	KPMG llp
Public Accounting Firms

Legal Counsel	Kramer Levin Naftalis & Frankel LLP

The financial statements included herein have been taken from the records of the Fund without examination of those records by the independent registered public accounting firm.
©2011 OppenheimerFunds, Inc. All rights reserved.
63 | LIMITED TERM NEW YORK MUNICIPAL FUND

PRIVACY POLICY NOTICE
As an Oppenheimer fund shareholder, you are entitled to know how we protect your personal information and how we limit its disclosure.
Information Sources
We obtain nonpublic personal information about our shareholders from the following sources:
●	Applications or other forms

●	When you create a user ID and password for online account access

●	When you enroll in eDocs Direct, our electronic document delivery service

●	Your transactions with us, our affiliates or others

●	A software program on our website, often referred to as a “cookie,” which indicates which parts of our site you’ve visited

●	When you set up challenge questions to reset your password online
If you visit oppenheimerfunds.com and do not log on to the secure account information areas, we do not obtain any personal information about you. When you do log on to a secure area, we do obtain your user ID and password to identify you. We also use this information to provide you with products and services you have requested, to inform you about products and services that you may be interested in and assist you in other ways.
We do not collect personal information through our website unless you willingly provide it to us, either directly by email or in those areas of the website that request information. In order to update your personal information (including your mailing address, email address and phone number) you must first log on and visit your user profile.
If you have set your browser to warn you before accepting cookies, you will receive the warning message with each cookie. You can refuse cookies by turning them off in your browser. However, doing so may limit your access to certain sections of our website.
We use cookies to help us improve and manage our website. For example, cookies help us recognize new versus repeat visitors to the site, track the pages visited, and enable some special features on the website. This data helps us provide a better service for our website visitors.
Protection of Information
We do not disclose any non-public personal information (such as names on a customer list) about current or former customers to anyone, except as permitted by law.
Disclosure of Information
We send your financial advisor (as designated by you) copies of confirmations, account statements and other documents reporting activity in your fund accounts. We may also use details about you and your investments to help us, our financial service affiliates, or firms that jointly market their financial products and services with ours, to better serve your investment needs or suggest financial services or educational material that may be of interest to you. If this requires us to provide you with an opportunity to “opt in” or “opt out” of such information sharing with a firm not affiliated with us, you will receive notification on how to do so, before any such sharing takes place.
Right of Refusal
We will not disclose your personal information to unaffiliated third parties (except as permitted by law), unless we first offer you a reasonable opportunity to refuse or “opt out” of such disclosure.
64 | LIMITED TERM NEW YORK MUNICIPAL FUND

PRIVACY POLICY NOTICE
Internet Security and Encryption
In general, the email services provided by our website are encrypted and provide a secure and private means of communication with us. To protect your own privacy, confidential and/or personal information should only be communicated via email when you are advised that you are using a secure website.
As a security measure, we do not include personal or account information in non-secure emails, and we advise you not to send such information to us in non-secure emails. Instead, you may take advantage of the secure features of our website to encrypt your email correspondence. To do this, you will need to use a browser that supports Secure Sockets Layer (SSL) protocol.
We do not guarantee or warrant that any part of our website, including files available for download, are free of viruses or other harmful code. It is your responsibility to take appropriate precautions, such as use of an anti-virus software package, to protect your computer hardware and software.
●	All transactions, including redemptions, exchanges and purchases, are secured by SSL and 128-bit encryption. SSL is used to establish a secure connection between your PC and OppenheimerFunds’ server. It transmits information in an encrypted and scrambled format.

●	Encryption is achieved through an electronic scrambling technology that uses a “key” to code and then decode the data. Encryption acts like the cable converter box you may have on your television set. It scrambles data with a secret code so that no one can make sense of it while it is being transmitted. When the data reaches its destination, the same software unscrambles the data.

●	You can exit the secure area by either closing your browser, or for added security, you can use the Log Out button before you close your browser.
Other Security Measures
We maintain physical, electronic and procedural safeguards to protect your personal account information. Our employees and agents have access to that information only so that they may offer you products or provide services, for example, when responding to your account questions.
How You Can Help
You can also do your part to keep your account information private and to prevent unauthorized transactions. If you obtain a user ID and password for your account, do not allow it to be used by anyone else. Also, take special precautions when accessing your account on a computer used by others.
Who We Are
This joint notice describes the privacy policies of the Oppenheimer funds, OppenheimerFunds Distributor, Inc., the trustee of OppenheimerFunds Individual Retirement Accounts (IRAs) and the custodian of the OppenheimerFunds 403(b)(7) tax sheltered custodial accounts. It applies to all Oppenheimer fund accounts you presently have, or may open in the future, using your Social Security number—whether or not you remain a shareholder of our funds. This notice was last updated January 16, 2004. In the event it is updated or changed, we will post an updated notice on our website at oppenheimerfunds.com. If you have any questions about these privacy policies, write to us at P.O. Box 5270, Denver, CO 80217-5270, email us by clicking on the Contact Us section of our website at oppenheimerfunds.com or call us at 1.800.525.7048.
65 | LIMITED TERM NEW YORK MUNICIPAL FUND

Item 2. Code of Ethics.
Not applicable to semiannual reports.
Item 3. Audit Committee Financial Expert.
Not applicable to semiannual reports.
Item 4. Principal Accountant Fees and Services.
Not applicable to semiannual reports.
Item 5. Audit Committee of Listed Registrants
Not applicable.
Item 6. Schedule of Investments.
a) Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.
b) Not applicable.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.
Item 8. Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.
Item 10. Submission of Matters to a Vote of Security Holders.
The Fund’s Governance Committee Provisions with Respect to Nominations of Directors/Trustees to the Respective Boards

1.	The Fund’s Governance Committee (the “Committee”) will evaluate potential Board candidates to assess their qualifications. The Committee shall have the authority, upon approval of the Board, to retain an executive search firm to assist in this effort. The Committee may consider recommendations by business and personal contacts of current Board members and by executive search firms which the Committee may engage from time to time and may also consider shareholder recommendations. The Committee may consider the advice and recommendation of the Funds’ investment manager and its affiliates in making the selection.
2.	The Committee shall screen candidates for Board membership. The Committee has not established specific qualifications that it believes must be met by a trustee nominee. In evaluating trustee nominees, the Committee considers, among other things, an individual’s background, skills, and experience; whether the individual is an “interested person” as defined in the Investment Company Act of 1940; and whether the individual would be deemed an “audit committee financial expert” within the meaning of applicable SEC rules. The Committee also considers whether the individual’s background, skills, and experience will complement the background, skills, and experience of other nominees and will contribute to the Board. There are no differences in the manner in which the Committee evaluates nominees for trustees based on whether the nominee is recommended by a shareholder.
3.	The Committee may consider nominations from shareholders for the Board at such times as the Committee meets to consider new nominees for the Board. The Committee shall have the sole discretion to determine the candidates to present to the Board and, in such cases where required, to shareholders. Recommendations for trustee nominees should, at a minimum, be accompanied by the following:
•	the name, address, and business, educational, and/or other pertinent background of the person being recommended;

•	a statement concerning whether the person is an “interested person” as defined in the Investment Company Act of 1940;

•	any other information that the Funds would be required to include in a proxy statement concerning the person if he or she was nominated; and

•	the name and address of the person submitting the recommendation and, if that person is a shareholder, the period for which that person held Fund shares.
The recommendation also can include any additional information which the person submitting it believes would assist the Committee in evaluating the recommendation.
4.	Shareholders should note that a person who owns securities issued by Massachusetts Mutual Life Insurance Company (the parent company of the Funds’ investment adviser) would be deemed an “interested person” under the Investment Company Act of 1940. In addition, certain other relationships with Massachusetts Mutual Life Insurance Company or its subsidiaries, with registered broker-dealers, or with the Funds’ outside legal counsel may cause a person to be deemed an “interested person.”
5.	Before the Committee decides to nominate an individual as a trustee, Committee members and other directors customarily interview the individual in person. In addition, the individual customarily is asked to complete a detailed questionnaire which is designed to elicit information which must be disclosed under SEC and stock exchange rules and to determine whether the individual is subject to any statutory disqualification from serving as a trustee of a registered investment company.
Item 11. Controls and Procedures.
Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 06/30/2011, the registrant’s principal executive officer and principal financial officer found the registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.
There have been no changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12. Exhibits.

(a)	(1) Not applicable to semiannual reports.

(2) Exhibits attached hereto.

(3) Not applicable.

(b)	Exhibit attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Rochester Portfolio Series

By:	/s/ William F. Glavin, Jr. William F. Glavin, Jr.
Principal Executive Officer
Date:	08/10/2011
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ William F. Glavin, Jr. William F. Glavin, Jr.
Principal Executive Officer
Date:	08/10/2011

By:	/s/ Brian W. Wixted Brian W. Wixted
Principal Financial Officer
Date:	08/10/2011